UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Vice President

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Annual Report

June 30, 2014

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.quant-shares.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invested in such instrument. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of QuantShares are bought and sold individually at market price (not NAV, as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. Russell 1000 is an index of approximately 1000 of the largest companies in the U.S. Equity market. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor:  Foreside Fund Services, LLC

I	Shareholder Letter
III	Management Discussion of Fund Performance
Schedules of Investments
1	QuantShares U.S. Market Neutral Momentum Fund
8	QuantShares U.S. Market Neutral Value Fund
15	QuantShares U.S. Market Neutral Size Fund
22	QuantShares U.S. Market Neutral Anti-Beta Fund
29	Statements of Assets and Liabilities
30	Statements of Operations
31	Statements of Changes in Net Assets
34	Financial Highlights
36	Notes to Financial Statements
50	Report of Independent Registered Public Accounting Firm
51	Expense Examples
53	Board Approval of Investment Advisory Agreement
55	Additional Information
56	Trustees and Officers of FQF Trust

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will normally generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will normally generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

Dear Shareholder,

This Annual Report for the QuantShares ETFs covers the period from July 1, 2013 through June 30, 2014 (the “Annual Period”). During the Annual Period, the Funds’ NAV returns were as follows:

QuantShares U.S. Market Neutral Momentum Fund (“MOM”)	3.89%
QuantShares U.S. Market Neutral Value Fund (“CHEP”)	4.84%
QuantShares U.S. Market Neutral Size Fund (“SIZ”)	0.90%
QuantShares U.S. Market Neutral Anti-Beta Fund (“BTAL”)	-8.44%

The Annual Period included the second full year of operations for QuantShares. The QuantShares family of market neutral ETFs currently consists of four factor-based ETFs. The Funds seek to track indexes that are designed to provide market neutral exposure to the key investment factors of Momentum, Value, Small Size, and Beta, which have both a deep academic background and can be implemented in an ETF. The products are the first of their kind that incorporate long/short market neutral strategies primarily through the use of physical securities in an ETF vehicle.

The U.S. consumer has shown remarkable resiliency, bolstered by both rising equity markets and home prices, coupled with shoring up their financial situations in the wake of the Great Recession. We have seen the consumer emerge with a fairly healthy outlook on the future, which is helping to fuel modest growth and domestic consumption. That is not to say that minor hiccups were not experienced; as an example, Q1 2014 GDP registered -2.9%, which was attributable to a bitter winter, the largest contraction in five years. Despite the economy experiencing fits and starts, the Standard & Poor’s (S&P) 500 Index 1 returned 7.1% for the first half of 2014. This was on top of a full calendar year return of 32.38% in 2013.

The global outlook continues to appear fragile. Excruciating geopolitical events have come to a head, much of the focus surrounding the already volatile North Africa and Middle East regions. The Middle East has encountered conflicts, continued and anew, which threaten harmony in the region. Fighting has continued in Syria and Iraq, with the arrival of a new terror threat in the form of ISIS (Islamic State of Iraq and Syria), as well as a renewed decades/centuries old conflict between Israel and Palestine. As tensions continue to flare in the Middle East, it puts the region and world on edge, which has ripple effects in the global markets, especially the commodity markets.

Although European Sovereign debt default fears appear to have subsided for the time being, periodic events point to the continued struggles the European Union faces moving forward. Concerns persist about structural imbalances between northern and southern European economies. Tension between Europe and Russia has emerged over the Russian annexation of Crimea and continued conflict with Ukraine. Diplomatic efforts are engaged on multiple fronts in an effort to ease tensions and bring about peaceful resolutions to the conflicts.

Asia is in the midst of a transformation, with China’s economy/growth slowing. The government is taking steps to ensure that future growth is more predictable and less susceptible to boom and bust cycles. Japan continued a determined effort to reverse a multi-decade battle with deflation by embarking on an unconventional monetary policy with the hope of jump-starting growth. We have seen both military and political posturing out of Southeast Asia as both China and Japan look to assert dominance in the region.

i

The domestic investing environment during the Annual Period can be characterized by a sustained march higher, as we have seen equity markets gain strength over the past year. The S&P 500 Index had strong monthly performance over the Annual Period, having eight months register more than 2% return, and five of those months over 3%. Helping the equity markets move higher was the lack of volatility2 in the market, which is similar to what was experienced in our last annual update. The S&P 500 Index had only two down months during the Annual Period, August 2013 and January 2014, and zero down quarters.

Q3 2013, the start of the Annual Period, was characterized by very strong equity markets with the S&P 500 Index posting returns of 5.25%. Q3 2013 was the only down quarter for the QuantShares Value Fund (CHEP) during the period. After a brief retreat, CHEP experienced three straight quarters of positive performance; this on the heels of four straight quarters during the prior period. As valuation has begun to matter again to the equity markets, CHEP has shown quarter over quarter performance, finishing the fiscal year up 4.84%.

The QuantShares Anti-Beta Fund (BTAL) finished the Annual Period down -8.44%. We believe BTAL is best used as a portfolio hedging product that can help reduce portfolio volatility. The Fund is designed to be long the low beta names and short the high beta names, leaving the Fund susceptible to underperformance when the short high beta names outperform their long low beta counterparts. This was the type of market that was experienced by the Fund during the Annual Period contributing to its underperformance. Although its overall performance was negative there were transitional periods in the high beta rally in which the low beta names led the market higher and BTAL was able to participate with positive performance while being negatively correlated3 to the broad equity markets.

The QuantShares Momentum Fund (MOM) rebounded during the Annual Period finishing up 3.89%, after a very challenging prior period. MOM exhibited sustained strength over the period, finishing positive in nine months, capped with six straight months of positive performance during the middle of the period. Momentum names, however, did experience a sharp sell-off in the spring of 2014 as valuation metrics of underlying names appeared stretched.

Small cap indices showed continued strength after a strong prior period return. The Russell 2000 Index4 and Russell 3000 Index5 finished relatively close to the S&P 500 Index’s return of 24.61% with the former slightly below and the latter slightly above at 23.64% and 25.22%, respectively. The QuantShares Size Fund (SIZ) was able to finish the Annual Period positive, up 0.90%, while seeing performance see-saw between positive quarters and negative quarters throughout the Period.

The QuantShares family of market neutral ETFs should be positioned to perform even in the face of an ever changing global landscape, due to their uncorrelated return profile to the broad market and their ability to capture persistent market premiums with lower volatility.

As always, we thank you for your continued support.

Sincerely,

The QuantShares Team

The views expressed in this letter were those of FFCM, LLC as of June 30, 2014, and may not necessarily reflect the views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

QuantShares U.S. Market Neutral Momentum Fund (MOM):

The QuantShares U.S. Market Neutral Momentum Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (“DJUS Momentum Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, sector neutral. The Index rebalances monthly by identifying the highest momentum stocks as long positions and lowest momentum stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low momentum prices stocks within the Dow Jones U.S. Index6. A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first 12 of the last 13 months. Stocks with a higher total return receive a higher ranking and stocks with a lower total return receive a lower ranking. Momentum investing entails investing in securities that have had above-average returns and shorting securities that have had below-average returns. The performance of the Fund will depend on the difference in the rate of return between its long positions and short positions.

During the Annual Period that began on July 1, 2013 through June 30, 2014, the Fund’s market price return was 5.60% and its NAV return was 3.89% (for an explanation of the market price returns and the NAV returns, please refer to footnote 7 on page xi). The Index returned 6.27% during the same period.

The Fund posted positive performance in nine of the 12 months for the period with returns ranging from -4.10% to 3.03%. The best performing months for the Fund were September and November 2013 finishing up 3.03% and 2.19%, respectively. The worst performing months for the Fund were April and March 2014 finishing down -4.12% and -2.26%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case momentum, or total returns over the first 12 of the last 13 months. During the Annual Period, the market rewarded high momentum stocks over low momentum stocks resulting in positive performance for the Fund.

The Fund had an annualized volatility2 of 8.43% for the Annual Period.

As of 06/30/2014	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.51%	-4.52%
Consumer Goods	10.02%	-10.02%
Consumer Services	14.05%	-14.03%
Energy	8.04%	-8.02%
Financials	20.05%	-20.06%
Health Care	8.99%	-8.99%
Industrials	18.54%	-18.55%
Technology	10.52%	-10.52%
Telecommunications	1.00%	-1.00%
Utilities	4.50%	-4.51%

As of 06/30/2014	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	19.28	18.66
Price to Book Ratio	2.92	2.24
Average Market Cap ($B)	16.46	16.02
Median Market Cap ($B)	7.60	6.53
Beta	1.17	1.03

Frequency Distributions of Premiums and Discounts — MOM
For the period of July 1, 2013 through June 30, 2014

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	1	0.40%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	25	9.92%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	95	37.70%
Less than-0.5% below NAV (Discount)	131	51.98%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

MOM — QuantShares U.S. Market Neutral Momentum Fund
DJUS Momentum Index — Dow Jones U.S. Thematic Market Neutral Momentum Index
Russell 1000 — Russell 1000 Index8

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2014 assuming the reinvestment of distributions.

Average Annual Total Return for Periods Ended June 30, 2014

	1 Year	Since Inception (September 6, 2011)
MOM NAV Return	3.89%	0.70%
MOM Market Price Return	5.60%	0.74%
DJUS Momentum Index	6.27%	3.09%
Russell 1000 Index	25.35%	23.09%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2014 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 8.74% and 3.73%, respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Value Fund (CHEP):

The QuantShares U.S. Market Neutral Value Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (“DJUS Value Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the most undervalued stocks as long positions and the most overvalued stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between high and low ranked stocks. Undervalued stocks within each sector receive higher rankings and overvalued stocks receive lower rankings. For the Fund, value investing entails investing in securities that have below-average valuations based on ratios such as price to earnings9, price to book10, and cash flow from operations to price and shorting securities that have above-average valuations based on the same ratios. The performance of the Fund will depend on the difference in the rates of return between the long positions and the short positions.

During the Annual Period that began on July 1, 2013 through June 30, 2014, the Fund’s market price return was 4.99% and its NAV return was 4.84% (for an explanation of the market price returns and the NAV returns, please refer to footnote 7 on page xi). The Index returned 7.23% during the same period.

The Fund posted positive performance in six of the 12 months of the Annual Period, with returns ranging from -3.12% to 5.18%. The best performing months for the Fund were March 2014 and November 2013 finishing up 5.18% and 3.07%, respectively. The worst performing months for the Fund were January 2014 and September 2013 finishing down -3.12% and -1.89%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case valuation based on cash flow to price, earnings to price, and book to price. During the Annual Period, the market rewarded lower valuation companies over higher valuation companies resulting in positive performance for the Fund.

The Fund had an annualized volatility2 of 6.54% for the Annual Period.

As of 06/30/2014	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.63%	-4.50%
Consumer Goods	10.02%	-10.01%
Consumer Services	14.00%	-14.00%
Energy	8.02%	-8.03%
Financials	20.05%	-20.07%
Health Care	9.02%	-9.01%
Industrials	17.90%	-18.02%
Technology	11.01%	-11.02%
Telecommunications	1.00%	-1.00%
Utilities	4.50%	-4.50%

As of 06/30/2014	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	12.73	32.36
Price to Book Ratio	1.56	6.41
Average Market Cap ($B)	25.00	15.89
Median Market Cap ($B)	8.79	7.77
Beta	1.09	1.08

v

Frequency Distributions of Premiums and Discounts — CHEP
For the period of July 1, 2013 through June 30, 2014

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	4	1.59%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	125	49.60%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	119	47.22%
Less than-0.5% below NAV (Discount)	4	1.59%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

CHEP — QuantShares U.S. Market Neutral Value Fund
DJUS Value Index — Dow Jones U.S. Thematic Market Neutral Value Index
Russell 1000 — Russell 1000 Index8

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2014 assuming the reinvestment of distributions.

Average Annual Total Return for Periods Ended June 30, 2014

	1 Year	Since Inception (September 12, 2011)
CHEP NAV Return	4.84%	6.28%
CHEP Market Price Return	4.99%	6.35%
DJUS Value Index	7.23%	8.61%
Russell 1000 Index	25.35%	23.31%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2014 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 5.55% and 3.05%, respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Size Fund (SIZ):

The QuantShares U.S. Market Neutral Size Fund seeks performance that corresponds to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (“DJUS Size Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest capitalization stocks as long positions and highest capitalization stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provided investors with the means of seeking the spread return between high and low ranked stocks. Stocks are ranked from smallest to largest by market capitalization within the Dow Jones U.S. Index6. Size investing entails investing in securities within the universe that have below-average market capitalizations and shorting securities with above-average market capitalizations. The performance of the Fund will depend on the difference in the rates of return between these long positions and short positions.

During the Annual Period that began on July 1, 2013 through June 30, 2014, the Fund’s market price return was 0.43% and its NAV return was 0.90% (for an explanation of the market price returns and the NAV returns, please refer to footnote 7 on page xi). The Index returned 3.24% during the same period.

The Fund posted positive performance in five of 12 months of the period, with returns ranging from -1.89% to 2.27%. The best performing months for the Fund were June and January 2014 finishing up 2.27% and 2.08%, respectively. The worst performing months for the Fund were April and May 2014 finishing down -1.89% and -1.53%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case market capitalization. During the Annual Period, the market slightly favored smaller cap names over larger cap names resulting in slightly positive performance for the Fund.

The Fund had an annualized volatility2 of 4.96% for the Annual Period.

As of 06/30/2014	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.49%	-4.50%
Consumer Goods	10.00%	-9.99%
Consumer Services	14.01%	-14.00%
Energy	8.00%	-7.99%
Financials	20.02%	-20.00%
Health Care	9.01%	-8.98%
Industrials	18.01%	-17.96%
Technology	10.51%	-10.49%
Telecommunications	1.00%	-1.00%
Utilities	5.00%	-5.00%

As of 06/30/2014	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	19.27	16.73
Price to Book Ratio	2.46	2.79
Average Market Cap ($B)	3.40	73.60
Median Market Cap ($B)	3.33	44.10
Beta	1.08	1.02

Frequency Distributions of Premiums and Discounts — SIZ
For the period of July 1, 2013 through June 30, 2014

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	1	0.40%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	62	24.60%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	188	74.60%
Less than-0.5% below NAV (Discount)	1	0.40%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

SIZ — QuantShares U.S. Market Neutral Size Fund
DJUS Size Index — Dow Jones U.S. Thematic Market Neutral Size Index
Russell 1000 — Russell 1000 Index8

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 6, 2011 (Commencement of Operations) to June 30, 2014 assuming the reinvestment of distributions.

Average Annual Total Return for Periods Ended June 30, 2014

	1 Year	Since Inception (September 6, 2011)
SIZ NAV Return	0.90%	1.20%
SIZ Market Price Return	0.43%	1.05%
DJUS Size Index	3.24%	3.23%
Russell 1000 Index	25.35%	23.09%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2014 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 6.13% and 3.81%, respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

QuantShares U.S. Market Neutral Anti-Beta Fund (BTAL):

The QuantShares U.S. Market Neutral Anti-Beta Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (“DJUS Anti-Beta Index” or “Index”). The Index, which is compiled by Dow Jones Indexes, is equal weighted, dollar neutral, and sector neutral. The Index rebalances monthly by identifying the lowest beta stocks as long positions and highest beta stocks as short positions, of approximately equal dollar amounts, within each sector. The Fund provides investors with the means of seeking the spread return between low and high beta stocks. Low beta stocks are those stocks that are less volatile than the Dow Jones U.S. Index6, and high beta stocks are those stocks that are more volatile than the Dow Jones U.S. Index. Anti-beta investing entails investing in securities that have below-average betas and shorting securities that have above-average betas. The performance of the Fund will depend on the differences in the rates of return of these long positions and short positions.

During the Annual Period that began on July 1, 2013 through June 30, 2014, the Fund’s market price return was -9.05% and its NAV return was -8.44% (for an explanation of the market price return and the NAV returns, please refer to footnote 7 on page xi). The Index returned -6.60% during the same period.

The Fund posted positive performance in eight of the 12 months of the period with returns ranging from -3.70% to 2.08%. The best performing months for the Fund were March and April 2014 finishing up 2.08% and 1.88%, respectively. The worst performing months for the Fund were July and September 2013 finishing down -3.70% and -3.31%, respectively.

The Fund is sector neutral, dollar neutral and equal weighted, and the primary driver of performance is the isolated factor, in this case beta. During the Annual Period, the market tended to favor higher beta stocks over lower beta stocks, resulting in negative performance for the Fund.

The Fund had annualized volatility2 of 7.28% for the Annual Period.

As of 06/30/2014	Fund Sector Weights
	% Long Weight	% Short Weight
Basic Materials	4.50%	-4.48%
Consumer Goods	9.99%	-10.02%
Consumer Services	14.03%	-14.05%
Energy	8.03%	-8.01%
Financials	20.03%	-20.00%
Health Care	8.99%	-8.99%
Industrials	18.52%	-18.52%
Technology	10.52%	-10.52%
Telecommunications	1.00%	-1.00%
Utilities	4.50%	-4.50%

As of 06/30/2014	Portfolio Characteristics
	Long Portfolio	Short Portfolio
Number of Companies	200	200
Price/Earnings Ratio	17.91	19.52
Price to Book Ratio	2.55	2.65
Average Market Cap ($B)	25.24	14.66
Median Market Cap ($B)	8.77	6.36
Beta	0.85	1.37

Frequency Distributions of Premiums and Discounts — BTAL
For the period of July 1, 2013 through June 30, 2014

	Number of Days	Percentage of Total Days
Greater than 0.5% (Premium)	4	1.59%
Greater than 0% and Less Than or Equal to 0.5% (Premium)	72	28.57%
Equal to 0%	0	0.00%
Greater than or Equal to -0.5% and Less Than 0% (Discount)	156	61.90%
Less than-0.5% below NAV (Discount)	20	7.94%
	252	100.00%

Growth of a $10,000 Investment Since Inception at Net Asset Value*

BTAL — QuantShares U.S. Market Neutral Anti-Beta Fund
DJUS Anti-Beta Index — Dow Jones U.S. Thematic Market Neutral Anti-Beta Index
Russell 1000 — Russell 1000 Index8

*	The line graph represents historical performance of a hypothetical investment of $10,000 from September 12, 2011 (Commencement of Operations) to June 30, 2014 assuming the reinvestment of distributions.

Average Annual Total Return for Periods Ended June 30, 2014

	1 Year	Since Inception (September 12, 2011)
BTAL NAV Return	-8.44%	-8.24%
BTAL Market Price Return	-9.05%	-8.43%
DJUS Anti-Beta Index	-6.60%	-6.42%
Russell 1000 Index	25.35%	23.31%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Adviser has contractually undertaken until October 31, 2014 to waive fees and/or reimburse expenses of the Fund (the “Expense Cap”) so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) of the Fund are limited to 1.49% of the Fund’s average net assets. As stated in the current prospectus, the current gross and net expense ratios are 3.23% and 3.22%, respectively. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month-end performance please visit www.quant-shares.com. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees and expenses reduce Fund returns. One cannot invest directly in an index.

x

Footnotes to Management Discussion of Fund Performance:

1	S&P 500 Index — The Standard & Poor’s 500 Stock Index consists of 500 large-cap common stocks actively traded on the NYSE and NASDAQ.
2	Volatility — A statistical measure of the dispersion of returns for a given security or market index.
3	Correlation — A statistical measure of how two securities move in relation to each other.
4	Russell 2000 — The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market cap of that index.
5	Russell 3000 — The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
6	Dow Jones US Index — A market-capitalization-weighted index providing broad coverage of the U.S. stock market. The index is considered a total market index, representing the top 95% of the U.S. stock market based on market capitalization.
7	A Fund’s per share net asset value (“NAV”) is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the Fund, and the Market Price Return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.
8	Russell 1000 Index — The Russell 1000 Index measures the performance of approximately 1,000 of the largest companies in the U.S. equity universe. The Russell 1000 is a subset of the Russell 3000 Index and comprises over 90% of the total market capitalization of all listed U.S. stocks.
9	Price/Earnings Ratio — Market Value per share/Earning per share.
10	Price/Book Ratio — Stock Price/(Total Assets — Intangible Assets and Liabilities).

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Common Stocks Held Long – 88.0%
Aerospace & Defense – 4.9%
Alliant Techsystems, Inc.(a)	40	$5,357
B/E Aerospace, Inc.(a) *	59	5,457
Curtiss-Wright Corp.(a)	84	5,507
Esterline Technologies Corp.(a) *	48	5,526
General Dynamics Corp.(a)	47	5,478
Huntington Ingalls Industries, Inc.(a)	58	5,486
Lockheed Martin Corp.(a)	34	5,465
Northrop Grumman Corp.(a)	46	5,503
Raytheon Co.(a)	59	5,443
Spirit AeroSystems Holdings, Inc., Class A*	163	5,493
Textron, Inc.	143	5,475
		60,190
Air Freight & Logistics – 0.4%
FedEx Corp.	36	5,450
Airlines – 2.2%
Alaska Air Group, Inc.	57	5,418
Delta Air Lines, Inc.	141	5,459
JetBlue Airways Corp.*	501	5,436
Southwest Airlines Co.	203	5,452
Spirit Airlines, Inc.(a) *	86	5,439
		27,204
Auto Components – 2.2%
BorgWarner, Inc.(a)	84	5,476
Goodyear Tire & Rubber Co./The	197	5,473
Lear Corp.(a)	61	5,448
Tenneco, Inc.(a) *	83	5,453
Visteon Corp.*	56	5,433
		27,283
Automobiles – 0.5%
Tesla Motors, Inc.(a) *	23	5,521
Banks – 3.5%
Comerica, Inc.	109	5,468
East West Bancorp, Inc.(a)	157	5,493
First Republic Bank	100	5,499
KeyCorp	381	5,460
Signature Bank(a)*	43	5,426
SVB Financial Group(a)*	47	5,481
Texas Capital Bancshares, Inc.(a) *	102	5,503
Wells Fargo & Co.	104	5,466
		43,796
Beverages – 0.4%
Constellation Brands, Inc., Class A(a)*	62	5,464
Biotechnology – 2.6%
Alexion Pharmaceuticals, Inc.(a) *	35	5,469
Alkermes plc(a)*	108	5,435
Alnylam Pharmaceuticals, Inc.(a) *	87	5,496

	Number of Shares	Value
Gilead Sciences, Inc.(a) *	66	$5,472
Incyte Corp. Ltd.*	97	5,475
Isis Pharmaceuticals, Inc.*	157	5,409
		32,756
Capital Markets – 4.0%
Ameriprise Financial, Inc.(a)	46	5,520
Charles Schwab Corp./The	203	5,467
E*TRADE Financial Corp.(a) *	258	5,485
Legg Mason, Inc.(a)	107	5,490
LPL Financial Holdings, Inc.(a)	110	5,471
Morgan Stanley	170	5,496
Stifel Financial Corp.*	116	5,493
TD Ameritrade Holding Corp.(a)	174	5,455
Waddell & Reed Financial, Inc., Class A(a)	88	5,508
		49,385
Chemicals – 3.1%
Cabot Corp.(a)	94	5,451
Dow Chemical Co./The(a)	106	5,455
Huntsman Corp.	195	5,480
LyondellBasell Industries N.V., Class A(a)	56	5,468
NewMarket Corp.(a)	14	5,490
PolyOne Corp.(a)	130	5,478
Westlake Chemical Corp.	65	5,444
		38,266
Commercial Services & Supplies – 0.9%
Deluxe Corp.	94	5,506
Pitney Bowes, Inc.	198	5,469
		10,975
Communications Equipment – 1.8%
ARRIS Group, Inc.*	168	5,465
Brocade Communications Systems, Inc.	593	5,456
Harris Corp.(a)	72	5,454
Palo Alto Networks, Inc.*	65	5,450
		21,825
Consumer Finance – 0.4%
Capital One Financial Corp.	66	5,452
Containers & Packaging – 0.4%
Packaging Corp. of America(a)	76	5,433
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.(a)*	175	5,469
Graham Holdings Co., Class B(a)	8	5,745
		11,214
Diversified Financial Services – 1.3%
McGraw Hill Financial, Inc.(a)	66	5,480
Moody's Corp.(a)	62	5,435
Voya Financial, Inc.	151	5,487
		16,402

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Diversified Telecommunication Services – 0.9%
Frontier Communications Corp.	935	$5,460
Level 3 Communications, Inc.(a)*	124	5,445
		10,905
Electric Utilities – 0.4%
Pepco Holdings, Inc.	199	5,468
Electrical Equipment – 1.3%
Acuity Brands, Inc.(a)	40	5,530
EnerSys(a)	80	5,503
Rockwell Automation, Inc.	44	5,507
		16,540
Electronic Equipment, Instruments & Components – 1.3%
Arrow Electronics, Inc.*	91	5,498
Cognex Corp.(a)*	143	5,491
Zebra Technologies Corp., Class A(a)*	66	5,433
		16,422
Energy Equipment & Services – 2.2%
CARBO Ceramics, Inc.	36	5,548
Exterran Holdings, Inc.	122	5,489
Halliburton Co.(a)	77	5,468
Helmerich & Payne, Inc.(a)	47	5,457
Nabors Industries Ltd.	187	5,492
		27,454
Food & Staples Retailing – 0.9%
Rite Aid Corp.*	761	5,456
Safeway, Inc.(a)	159	5,460
		10,916
Food Products – 1.8%
Hillshire Brands Co./The	88	5,482
Keurig Green Mountain, Inc.(a)	44	5,483
Tyson Foods, Inc., Class A	146	5,481
WhiteWave Foods Co./The*	169	5,471
		21,917
Gas Utilities – 1.3%
AGL Resources, Inc.(a)	99	5,448
National Fuel Gas Co.(a)	70	5,481
UGI Corp.(a)	108	5,454
		16,383
Health Care Equipment & Supplies – 0.9%
Align Technology, Inc.(a)*	97	5,436
IDEXX Laboratories, Inc.*	41	5,476
		10,912
Health Care Providers & Services – 1.8%
Cardinal Health, Inc.(a)	80	5,485
Humana, Inc.	43	5,492
McKesson Corp.(a)	29	5,400
Omnicare, Inc.(a)	82	5,459
		21,836

	Number of Shares	Value
Hotels, Restaurants & Leisure – 2.6%
Chipotle Mexican Grill, Inc.(a)*	9	$5,333
Hyatt Hotels Corp., Class A*	90	5,488
MGM Resorts International*	206	5,438
Royal Caribbean Cruises Ltd.(a)	98	5,449
Wendy's Co./The	640	5,459
Wynn Resorts Ltd.(a)	26	5,397
		32,564
Household Durables – 0.9%
Garmin Ltd.(a)	90	5,481
Harman International Industries, Inc.(a)	51	5,479
		10,960
Independent Power and Renewable Electricity Producers – 0.4%
Dynegy, Inc.*	156	5,429
Insurance – 4.4%
Aon plc	61	5,495
Assurant, Inc.(a)	83	5,441
CNO Financial Group, Inc.	306	5,447
Genworth Financial, Inc., Class A*	315	5,481
Hanover Insurance Group, Inc./The	86	5,431
Lincoln National Corp.	106	5,452
Old Republic International Corp.	331	5,475
Principal Financial Group, Inc.(a)	108	5,452
Prudential Financial, Inc.(a)	61	5,415
StanCorp Financial Group, Inc.(a)	85	5,440
		54,529
Internet & Catalog Retail – 1.8%
Liberty Ventures*	74	5,461
Netflix, Inc.(a)*	12	5,287
Priceline Group, Inc./The(a)*	5	6,015
TripAdvisor, Inc.(a)*	50	5,433
		22,196
Internet Software & Services – 0.9%
Facebook, Inc., Class A(a)*	81	5,450
Pandora Media, Inc.*	185	5,458
		10,908
IT Services – 3.1%
Alliance Data Systems Corp.(a)*	19	5,343
Broadridge Financial Solutions, Inc.(a)	132	5,496
Cognizant Technology Solutions Corp., Class A*	112	5,478
FleetCor Technologies, Inc.(a)*	41	5,404
Global Payments, Inc.	75	5,464
MasterCard, Inc., Class A(a)	74	5,437
VeriFone Systems, Inc.*	149	5,476
		38,098

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Life Sciences Tools & Services – 0.4%
Illumina, Inc.(a)*	30	$5,356
Machinery – 4.8%
Colfax Corp.(a)*	73	5,441
IDEX Corp.	68	5,490
ITT Corp.(a)	114	5,483
Manitowoc Co., Inc./The	167	5,488
Middleby Corp./The*	66	5,460
Oshkosh Corp.	98	5,442
SPX Corp.	51	5,519
Terex Corp.	133	5,466
Trinity Industries, Inc.	125	5,465
Wabtec Corp.(a)	66	5,451
Xylem, Inc./NY	140	5,471
		60,176
Media – 1.3%
DISH Network Corp., Class A(a)*	84	5,467
John Wiley & Sons, Inc., Class A(a)	90	5,453
Live Nation Entertainment, Inc.*	223	5,506
		16,426
Metals & Mining – 0.9%
Alcoa, Inc.	368	5,479
Royal Gold, Inc.	72	5,481
		10,960
Multi-Utilities – 1.8%
Black Hills Corp.(a)	90	5,525
Dominion Resources, Inc.(a)	76	5,436
NiSource, Inc.	139	5,468
Sempra Energy(a)	52	5,445
		21,874
Oil, Gas & Consumable Fuels – 4.9%
Cheniere Energy, Inc.(a)*	76	5,449
Cimarex Energy Co.(a)	38	5,452
Concho Resources, Inc.*	38	5,491
Continental Resources, Inc.(a)*	35	5,531
Energen Corp.(a)	62	5,511
EOG Resources, Inc.	47	5,492
Kodiak Oil & Gas Corp.*	376	5,471
ONEOK, Inc.	80	5,446
Pioneer Natural Resources Co.(a)	24	5,516
Teekay Corp.(a)	88	5,478
Whiting Petroleum Corp.(a)*	68	5,457
		60,294
Personal Products – 0.4%
Herbalife Ltd.(a)	84	5,421
Pharmaceuticals – 3.5%
Actavis plc(a)*	24	5,353
Allergan, Inc.	32	5,415
Endo International plc(a)*	78	5,462

	Number of Shares	Value
Jazz Pharmaceuticals plc(a)*	37	$5,439
Mallinckrodt plc*	68	5,441
Mylan, Inc.*	107	5,517
Questcor Pharmaceuticals, Inc.(a)	59	5,457
Salix Pharmaceuticals Ltd.(a)*	44	5,428
		43,512
Professional Services – 0.5%
Manpowergroup, Inc.(a)	65	5,515
Real Estate Investment Trusts (REITs) – 1.8%
Host Hotels & Resorts, Inc.	248	5,458
LaSalle Hotel Properties	154	5,435
Starwood Property Trust, Inc.	231	5,491
Vornado Realty Trust	51	5,443
		21,827
Real Estate Management & Development – 1.3%
CBRE Group, Inc., Class A*	171	5,479
Howard Hughes Corp./The(a)*	35	5,524
Jones Lang LaSalle, Inc.	44	5,561
		16,564
Road & Rail – 0.9%
Avis Budget Group, Inc.(a)*	92	5,492
Old Dominion Freight Line, Inc.(a)*	86	5,476
		10,968
Semiconductors & Semiconductor Equipment – 2.6%
Avago Technologies Ltd.(a)	76	5,477
Micron Technology, Inc.(a)*	166	5,470
RF Micro Devices, Inc.*	573	5,495
Skyworks Solutions, Inc.	117	5,494
SunEdison, Inc.*	240	5,424
Synaptics, Inc.*	60	5,439
		32,799
Software – 1.3%
Adobe Systems, Inc.*	76	5,500
Autodesk, Inc.*	98	5,525
Electronic Arts, Inc.(a)*	153	5,488
		16,513
Specialty Retail – 0.9%
Advance Auto Parts, Inc.	41	5,532
Signet Jewelers Ltd.(a)	50	5,529
		11,061
Technology Hardware, Storage & Peripherals – 1.3%
Lexmark International, Inc., Class A(a)	114	5,490
SanDisk Corp.	52	5,430
Western Digital Corp.(a)	59	5,446
		16,366
Textiles, Apparel & Luxury Goods – 2.2%
Deckers Outdoor Corp.*	63	5,439
Hanesbrands, Inc.(a)	56	5,513
Kate Spade & Co.(a)*	143	5,454

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Michael Kors Holdings Ltd.*	62	$5,496
Under Armour, Inc., Class A*	91	5,413
		27,315
Thrifts & Mortgage Finance – 0.4%
MGIC Investment Corp.*	591	5,461
Trading Companies & Distributors – 0.4%
United Rentals, Inc.(a)*	52	5,446
Total Common Stocks Held Long
(Cost $919,681)		1,093,907
Securities Sold Short – (88.6%)
Aerospace & Defense – (0.4%)
Triumph Group, Inc.	(79)	(5,516)
Air Freight & Logistics – (0.4%)
C.H. Robinson Worldwide, Inc.	(86)	(5,486)
Banks – (2.2%)
CIT Group, Inc.	(120)	(5,491)
Citigroup, Inc.	(117)	(5,511)
First Niagara Financial Group, Inc.	(633)	(5,532)
FirstMerit Corp.	(279)	(5,510)
Zions Bancorp	(187)	(5,511)
		(27,555)
Beverages – (0.4%)
Coca-Cola Co./The	(130)	(5,507)
Biotechnology – (1.3%)
BioMarin Pharmaceutical, Inc.*	(88)	(5,475)
Seattle Genetics, Inc.*	(143)	(5,470)
Vertex Pharmaceuticals, Inc.*	(58)	(5,491)
		(16,436)
Building Products – (1.3%)
Fortune Brands Home & Security, Inc.	(139)	(5,550)
Masco Corp.	(248)	(5,506)
Owens Corning	(142)	(5,492)
		(16,548)
Capital Markets – (0.9%)
Eaton Vance Corp.	(146)	(5,518)
State Street Corp.	(82)	(5,515)
		(11,033)
Chemicals – (1.9%)
Airgas, Inc.	(51)	(5,554)
Albemarle Corp.	(77)	(5,505)
Axiall Corp.	(117)	(5,531)
Mosaic Co./The	(111)	(5,489)
Rayonier Advanced Materials, Inc.*	(40)	(1,435)
		(23,514)
Commercial Services & Supplies – (2.2%)
ADT Corp./The	(158)	(5,521)
Clean Harbors, Inc.*	(86)	(5,525)

	Number of Shares	Value
Iron Mountain, Inc.	(156)	$(5,530)
Republic Services, Inc.	(145)	(5,506)
Stericycle, Inc.*	(46)	(5,447)
		(27,529)
Communications Equipment – (0.5%)
JDS Uniphase Corp.*	(444)	(5,537)
Construction & Engineering – (1.8%)
AECOM Technology Corp.*	(172)	(5,539)
Jacobs Engineering Group, Inc.*	(103)	(5,488)
KBR, Inc.	(231)	(5,509)
URS Corp.	(120)	(5,503)
		(22,039)
Containers & Packaging – (1.3%)
Bemis Co., Inc.	(135)	(5,489)
Rock-Tenn Co., Class A	(52)	(5,491)
Silgan Holdings, Inc.	(108)	(5,488)
		(16,468)
Diversified Financial Services – (0.9%)
CME Group, Inc.	(77)	(5,463)
Leucadia National Corp.	(211)	(5,533)
		(10,996)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(155)	(5,481)
CenturyLink, Inc.	(152)	(5,502)
		(10,983)
Electric Utilities – (2.2%)
Duke Energy Corp.	(74)	(5,490)
FirstEnergy Corp.	(159)	(5,521)
OGE Energy Corp.	(141)	(5,510)
Pinnacle West Capital Corp.	(95)	(5,495)
Southern Co./The	(121)	(5,491)
		(27,507)
Electrical Equipment – (0.4%)
Babcock & Wilcox Co./The	(170)	(5,518)
Electronic Equipment, Instruments & Components – (1.3%)
IPG Photonics Corp.*	(81)	(5,573)
Jabil Circuit, Inc.	(263)	(5,497)
National Instruments Corp.	(171)	(5,538)
		(16,608)
Energy Equipment & Services – (4.4%)
Atwood Oceanics, Inc.*	(105)	(5,510)
Cameron International Corp.*	(81)	(5,484)
Dresser-Rand Group, Inc.*	(87)	(5,545)
Ensco plc, Class A	(99)	(5,501)
Helix Energy Solutions Group, Inc.*	(210)	(5,525)
Noble Corp. plc	(164)	(5,504)
Oceaneering International, Inc.	(71)	(5,547)
Rowan Cos., plc, Class A	(172)	(5,492)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Tidewater, Inc.	(98)	$(5,503)
Transocean Ltd.	(122)	(5,494)
		(55,105)
Food & Staples Retailing – (0.9%)
Wal-Mart Stores, Inc.	(73)	(5,480)
Whole Foods Market, Inc.	(143)	(5,524)
		(11,004)
Food Products – (2.2%)
Campbell Soup Co.	(120)	(5,497)
ConAgra Foods, Inc.	(186)	(5,521)
Flowers Foods, Inc.	(263)	(5,544)
JM Smucker Co./The	(52)	(5,542)
McCormick & Co., Inc.	(77)	(5,512)
		(27,616)
Gas Utilities – (0.4%)
Questar Corp.	(221)	(5,481)
Health Care Equipment & Supplies – (2.2%)
Abbott Laboratories	(135)	(5,521)
Baxter International, Inc.	(76)	(5,495)
DENTSPLY International, Inc.	(116)	(5,493)
Intuitive Surgical, Inc.*	(13)	(5,353)
ResMed, Inc.	(109)	(5,519)
		(27,381)
Health Care Providers & Services – (2.7%)
Community Health Systems, Inc.*	(121)	(5,490)
DaVita HealthCare Partners, Inc.*	(76)	(5,496)
Laboratory Corp. of America Holdings*	(54)	(5,529)
Patterson Cos., Inc.	(139)	(5,492)
Quest Diagnostics, Inc.	(94)	(5,517)
Tenet Healthcare Corp.*	(117)	(5,492)
		(33,016)
Hotels, Restaurants & Leisure – (1.8%)
Darden Restaurants, Inc.	(119)	(5,506)
International Game Technology	(346)	(5,505)
McDonald's Corp.	(55)	(5,540)
Panera Bread Co., Class A*	(37)	(5,544)
		(22,095)
Household Durables – (1.3%)
D.R. Horton, Inc.	(224)	(5,506)
PulteGroup, Inc.	(273)	(5,504)
Toll Brothers, Inc.*	(150)	(5,535)
		(16,545)
Insurance – (2.2%)
Axis Capital Holdings Ltd.	(124)	(5,491)
Brown & Brown, Inc.	(180)	(5,528)
Loews Corp.	(125)	(5,501)
ProAssurance Corp.	(124)	(5,506)
Willis Group Holdings plc	(128)	(5,542)
		(27,568)

	Number of Shares	Value
Internet & Catalog Retail – (0.4%)
Groupon, Inc.*	(828)	$(5,481)
Internet Software & Services – (2.2%)
AOL, Inc.*	(139)	(5,531)
eBay, Inc.*	(110)	(5,507)
Equinix, Inc.*	(26)	(5,462)
LinkedIn Corp., Class A*	(32)	(5,487)
Rackspace Hosting, Inc.*	(164)	(5,520)
		(27,507)
IT Services – (2.7%)
Accenture plc, Class A	(68)	(5,497)
Genpact Ltd.*	(313)	(5,487)
International Business Machines Corp.	(30)	(5,438)
MAXIMUS, Inc.	(128)	(5,507)
Teradata Corp.*	(137)	(5,507)
Western Union Co./The	(318)	(5,514)
		(32,950)
Leisure Products – (0.4%)
Mattel, Inc.	(141)	(5,495)
Life Sciences Tools & Services – (0.9%)
Bio-Rad Laboratories, Inc., Class A*	(46)	(5,507)
Waters Corp.*	(53)	(5,535)
		(11,042)
Machinery – (1.8%)
AGCO Corp.	(98)	(5,510)
Deere & Co.	(61)	(5,523)
Nordson Corp.	(69)	(5,533)
Valmont Industries, Inc.	(36)	(5,470)
		(22,036)
Media – (1.8%)
AMC Networks, Inc., Class A*	(90)	(5,534)
Discovery Communications, Inc., Class A*	(74)	(5,497)
Madison Square Garden Co./The, Class A*	(88)	(5,496)
Sirius XM Holdings, Inc.*	(1,586)	(5,487)
		(22,014)
Metals & Mining – (1.3%)
Compass Minerals International, Inc.	(58)	(5,553)
Newmont Mining Corp.	(217)	(5,521)
Reliance Steel & Aluminum Co.	(75)	(5,528)
		(16,602)
Multiline Retail – (0.9%)
J.C. Penney Co., Inc.*	(608)	(5,503)
Target Corp.	(95)	(5,505)
		(11,008)
Multi-Utilities – (1.3%)
Consolidated Edison, Inc.	(95)	(5,486)
PG&E Corp.	(115)	(5,522)
TECO Energy, Inc.	(298)	(5,507)
		(16,515)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Oil, Gas & Consumable Fuels – (2.7%)
Cabot Oil & Gas Corp.	(161)	$(5,497)
Cobalt International Energy, Inc.*	(301)	(5,523)
Denbury Resources, Inc.	(298)	(5,501)
Kinder Morgan, Inc.	(152)	(5,511)
Peabody Energy Corp.	(337)	(5,510)
Tesoro Corp.	(94)	(5,515)
		(33,057)
Paper & Forest Products – (0.9%)
International Paper Co.	(109)	(5,501)
Louisiana-Pacific Corp.*	(367)	(5,513)
		(11,014)
Personal Products – (0.4%)
Avon Products, Inc.	(376)	(5,493)
Pharmaceuticals – (0.9%)
Pfizer, Inc.	(185)	(5,491)
Zoetis, Inc.	(170)	(5,486)
		(10,977)
Professional Services – (0.5%)
Verisk Analytics, Inc., Class A*	(92)	(5,522)
Real Estate Investment Trusts (REITs) – (10.1%)
American Campus Communities, Inc.	(144)	(5,507)
American Realty Capital Properties, Inc.	(441)	(5,526)
Annaly Capital Management, Inc.	(484)	(5,532)
AvalonBay Communities, Inc.	(39)	(5,545)
Camden Property Trust	(78)	(5,550)
CBL & Associates Properties, Inc.	(290)	(5,510)
Corrections Corp. of America	(168)	(5,519)
Crown Castle International Corp.	(74)	(5,495)
DDR Corp.	(313)	(5,518)
Digital Realty Trust, Inc.	(95)	(5,540)
HCP, Inc.	(133)	(5,504)
Health Care REIT, Inc.	(88)	(5,515)
Home Properties, Inc.	(86)	(5,501)
Liberty Property Trust	(145)	(5,500)
Plum Creek Timber Co., Inc.	(122)	(5,502)
Rayonier, Inc.	(115)	(4,088)
Realty Income Corp.	(124)	(5,508)
Senior Housing Properties Trust	(228)	(5,538)
Tanger Factory Outlet Centers, Inc.	(158)	(5,525)
Taubman Centers, Inc.	(73)	(5,534)
Two Harbors Investment Corp.	(526)	(5,512)
Ventas, Inc.	(86)	(5,513)
WP Carey, Inc.	(85)	(5,474)
		(125,456)
Real Estate Management & Development – (0.5%)
Realogy Holdings Corp.*	(147)	(5,543)
Road & Rail – (0.9%)
J.B. Hunt Transport Services, Inc.	(75)	(5,534)

	Number of Shares	Value
Kansas City Southern	(51)	$(5,483)
		(11,017)
Semiconductors & Semiconductor Equipment – (1.8%)
Advanced Micro Devices, Inc.*	(1,313)	(5,501)
Altera Corp.	(159)	(5,527)
Broadcom Corp., Class A	(148)	(5,494)
Cree, Inc.*	(110)	(5,495)
		(22,017)
Software – (4.0%)
ANSYS, Inc.*	(73)	(5,535)
Citrix Systems, Inc.*	(88)	(5,504)
CommVault Systems, Inc.*	(112)	(5,507)
Guidewire Software, Inc.*	(135)	(5,489)
NetSuite, Inc.*	(64)	(5,560)
Nuance Communications, Inc.*	(293)	(5,500)
SolarWinds, Inc.*	(143)	(5,528)
Symantec Corp.	(240)	(5,496)
TIBCO Software, Inc.*	(273)	(5,507)
		(49,626)
Specialty Retail – (6.2%)
Abercrombie & Fitch Co., Class A	(128)	(5,536)
American Eagle Outfitters, Inc.	(491)	(5,509)
Ascena Retail Group, Inc.*	(323)	(5,523)
Bed Bath & Beyond, Inc.*	(96)	(5,508)
Cabela's, Inc.*	(88)	(5,491)
CarMax, Inc.*	(106)	(5,513)
Chico's FAS, Inc.	(324)	(5,495)
Dick's Sporting Goods, Inc.	(118)	(5,494)
GNC Holdings, Inc., Class A	(162)	(5,524)
PetSmart, Inc.	(92)	(5,502)
Sally Beauty Holdings, Inc.*	(220)	(5,518)
Staples, Inc.	(507)	(5,496)
Ulta Salon Cosmetics & Fragrance, Inc.*	(60)	(5,485)
Urban Outfitters, Inc.*	(163)	(5,519)
		(77,113)
Technology Hardware, Storage & Peripherals – (0.9%)
NCR Corp.*	(158)	(5,544)
NetApp, Inc.	(151)	(5,515)
		(11,059)
Textiles, Apparel & Luxury Goods – (3.1%)
Carter's, Inc.	(80)	(5,514)
Coach, Inc.	(161)	(5,505)
Fossil Group, Inc.*	(53)	(5,540)
Lululemon Athletica, Inc.*	(136)	(5,505)
PVH Corp.	(47)	(5,480)
Ralph Lauren Corp.	(34)	(5,463)
Wolverine World Wide, Inc.	(211)	(5,499)
		(38,506)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Momentum Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Thrifts & Mortgage Finance – (0.9%)
Ocwen Financial Corp.*	(149)	$(5,528)
People's United Financial, Inc.	(362)	(5,491)
		(11,019)
Tobacco – (0.4%)
Philip Morris International, Inc.	(65)	(5,480)
Trading Companies & Distributors – (1.8%)
Fastenal Co.	(111)	(5,494)
MRC Global, Inc.*	(194)	(5,488)
MSC Industrial Direct Co., Inc., Class A	(58)	(5,547)
W.W. Grainger, Inc.	(22)	(5,594)
		(22,123)
Water Utilities – (0.5%)
Aqua America, Inc.	(211)	(5,532)
Total Securities Sold Short (Proceeds Received $1,096,703)		(1,101,795)

	Number of Shares	Value
Other assets less liabilities — 100.6%		$1,250,988
Net Assets — 100.0%		$1,243,100
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2014, the aggregate amount held in a segregated account was $678,674.

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,388
Aggregate gross unrealized depreciation	(52,498)
Net unrealized appreciation	$166,890
Federal income tax cost of investments	$(174,778)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
128,244 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(3))	$23,634	—	$23,634
(123,878) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(3))	(0.10)%	(20,127)	—	(20,127)
					$3,507		$3,507
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Common Stocks Held Long – 88.1%
Aerospace & Defense – 3.5%
Alliant Techsystems, Inc.(a)	92	$12,321
Exelis, Inc.	728	12,361
Huntington Ingalls Industries, Inc.	132	12,486
L-3 Communications Holdings, Inc.(a)	102	12,316
Moog, Inc., Class A*	170	12,391
Northrop Grumman Corp.(a)	104	12,442
Raytheon Co.	134	12,361
Spirit AeroSystems Holdings, Inc., Class A(a)*	368	12,402
		99,080
Airlines – 2.2%
Alaska Air Group, Inc.(a)	130	12,357
American Airlines Group, Inc.(a)*	288	12,372
Delta Air Lines, Inc.(a)	320	12,390
JetBlue Airways Corp.(a)*	1,136	12,326
Southwest Airlines Co.(a)	460	12,356
		61,801
Auto Components – 2.2%
Autoliv, Inc.(a)	116	12,363
Dana Holding Corp.(a)	510	12,454
Johnson Controls, Inc.(a)	248	12,383
Lear Corp.(a)	140	12,505
TRW Automotive Holdings Corp.(a)*	138	12,354
		62,059
Automobiles – 0.9%
Ford Motor Co.(a)	718	12,378
General Motors Co.(a)	342	12,415
		24,793
Banks – 3.5%
Bank of America Corp.(a)	806	12,388
Citigroup, Inc.(a)	264	12,434
First Niagara Financial Group, Inc.(a)	1,426	12,463
JPMorgan Chase & Co.(a)	216	12,446
PNC Financial Services Group, Inc.(a)	140	12,467
Popular, Inc.(a)*	364	12,442
Regions Financial Corp.(a)	1,166	12,383
SunTrust Banks, Inc.(a)	308	12,339
		99,362
Beverages – 0.5%
Molson Coors Brewing Co., Class B(a)	168	12,459
Biotechnology – 0.4%
United Therapeutics Corp.(a)*	140	12,389
Capital Markets – 0.9%
Goldman Sachs Group, Inc./The(a)	74	12,390
Morgan Stanley(a)	384	12,415
		24,805

	Number of Shares	Value
Chemicals – 1.3%
Ashland, Inc.(a)	114	$12,396
Axiall Corp.(a)	264	12,479
Cabot Corp.(a)	214	12,410
		37,285
Commercial Services & Supplies – 1.3%
ADT Corp./The(a)	354	12,369
R.R. Donnelley & Sons Co.(a)	732	12,415
Republic Services, Inc.(a)	326	12,378
		37,162
Communications Equipment – 1.8%
ARRIS Group, Inc.(a)*	382	12,427
Brocade Communications Systems, Inc.(a)	1,346	12,383
Cisco Systems, Inc.(a)	498	12,375
Juniper Networks, Inc.*	506	12,417
		49,602
Construction & Engineering – 1.3%
AECOM Technology Corp.(a)*	386	12,429
KBR, Inc.(a)	520	12,402
URS Corp.(a)	272	12,471
		37,302
Consumer Finance – 0.9%
Capital One Financial Corp.(a)	150	12,390
Navient Corp.(a)	702	12,432
		24,822
Containers & Packaging – 0.9%
Owens-Illinois, Inc.(a)*	360	12,470
Rock-Tenn Co., Class A(a)	118	12,460
		24,930
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.(a)*	396	12,375
DeVry Education Group, Inc.(a)	292	12,363
		24,738
Diversified Financial Services – 0.4%
Voya Financial, Inc.	342	12,428
Diversified Telecommunication Services – 0.9%
AT&T, Inc.(a)	350	12,376
CenturyLink, Inc.(a)	342	12,380
		24,756
Electric Utilities – 2.2%
Entergy Corp.(a)	150	12,314
Exelon Corp.(a)	338	12,330
FirstEnergy Corp.(a)	358	12,430
Great Plains Energy, Inc.(a)	458	12,306
Pinnacle West Capital Corp.(a)	214	12,378
		61,758

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Electrical Equipment – 0.4%
Regal-Beloit Corp.(a)	158	$12,412
Electronic Equipment, Instruments & Components – 2.2%
Arrow Electronics, Inc.(a)*	206	12,444
Avnet, Inc.(a)	280	12,407
Corning, Inc.(a)	564	12,380
Ingram Micro, Inc., Class A(a)*	428	12,502
TE Connectivity Ltd.(a)	200	12,368
		62,101
Energy Equipment & Services – 3.5%
Atwood Oceanics, Inc.(a)*	236	12,385
Diamond Offshore Drilling, Inc.	250	12,408
Ensco plc, Class A(a)	224	12,448
Noble Corp. plc(a)	370	12,417
Oil States International, Inc.*	194	12,434
Rowan Cos., plc, Class A(a)	388	12,389
Transocean Ltd.	276	12,428
Unit Corp.(a)*	180	12,389
		99,298
Food & Staples Retailing – 0.9%
Kroger Co./The(a)	250	12,358
Wal-Mart Stores, Inc.	164	12,311
		24,669
Food Products – 2.7%
Archer-Daniels-Midland Co.(a)	280	12,351
Bunge Ltd.(a)	164	12,405
ConAgra Foods, Inc.(a)	418	12,406
Ingredion, Inc.(a)	166	12,457
JM Smucker Co./The(a)	116	12,362
Tyson Foods, Inc., Class A(a)	332	12,463
		74,444
Gas Utilities – 0.4%
AGL Resources, Inc.(a)	226	12,437
Health Care Equipment & Supplies – 1.3%
Alere, Inc.(a)*	332	12,424
CareFusion Corp.(a)*	280	12,418
Medtronic, Inc.(a)	194	12,369
		37,211
Health Care Providers & Services – 5.7%
Aetna, Inc.(a)	152	12,324
Centene Corp.(a)*	164	12,400
Community Health Systems, Inc.(a)*	274	12,431
DaVita HealthCare Partners, Inc.(a)*	172	12,439
Express Scripts Holding Co.(a)*	178	12,341
Health Net, Inc.*	298	12,379
Humana, Inc.(a)	96	12,261
Laboratory Corp. of America Holdings(a)*	122	12,493
LifePoint Hospitals, Inc.(a)*	200	12,420

	Number of Shares	Value
Quest Diagnostics, Inc.(a)	212	$12,442
UnitedHealth Group, Inc.(a)	152	12,426
Universal Health Services, Inc., Class B(a)	130	12,449
WellPoint, Inc.	116	12,483
		161,288
Hotels, Restaurants & Leisure – 1.3%
Carnival Corp.(a)	330	12,425
Norwegian Cruise Line Holdings Ltd.(a)*	390	12,363
Royal Caribbean Cruises Ltd.(a)	224	12,454
		37,242
Household Durables – 1.3%
Jarden Corp.(a)*	210	12,463
PulteGroup, Inc.(a)	616	12,419
Whirlpool Corp.	88	12,251
		37,133
Household Products – 0.5%
Energizer Holdings, Inc.(a)	102	12,447
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp./The(a)	796	12,378
Industrial Conglomerates – 0.4%
General Electric Co.(a)	470	12,352
Insurance – 9.7%
ACE Ltd.(a)	120	12,444
Allstate Corp./The(a)	210	12,331
American International Group, Inc.(a)	228	12,444
Aspen Insurance Holdings Ltd.(a)	272	12,354
Assurant, Inc.(a)	190	12,455
Assured Guaranty Ltd.(a)	506	12,397
Axis Capital Holdings Ltd.(a)	278	12,310
Endurance Specialty Holdings Ltd.(a)	242	12,485
Everest Re Group Ltd.(a)	78	12,518
Genworth Financial, Inc., Class A(a)*	714	12,424
Hanover Insurance Group, Inc./The	196	12,377
Hartford Financial Services Group, Inc./The(a)	346	12,390
Lincoln National Corp.(a)	242	12,449
MetLife, Inc.(a)	224	12,445
PartnerRe Ltd.(a)	114	12,450
Prudential Financial, Inc.(a)	140	12,428
Reinsurance Group of America, Inc.(a)	158	12,466
RenaissanceRe Holdings Ltd.(a)	116	12,412
Travelers Cos., Inc./The(a)	132	12,417
Unum Group(a)	356	12,375
Validus Holdings Ltd.	324	12,390
XL Group plc	378	12,372
		273,133
Internet Software & Services – 0.5%
AOL, Inc.(a)*	314	12,494

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
IT Services – 1.8%
Amdocs Ltd.(a)	268	$12,416
Computer Sciences Corp.(a)	196	12,387
Leidos Holdings, Inc.(a)	322	12,346
Xerox Corp.	992	12,341
		49,490
Machinery – 4.0%
AGCO Corp.(a)	222	12,481
Caterpillar, Inc.(a)	114	12,388
Deere & Co.(a)	136	12,315
Joy Global, Inc.	202	12,439
Kennametal, Inc.(a)	268	12,403
Oshkosh Corp.(a)	224	12,439
Timken Co./The(a)	182	12,347
Trinity Industries, Inc.(a)	284	12,416
Valmont Industries, Inc.	82	12,460
		111,688
Media – 1.3%
Comcast Corp., Class A(a)	230	12,346
Gannett Co., Inc.(a)	396	12,399
Time Warner, Inc.	178	12,505
		37,250
Metals & Mining – 1.8%
Cliffs Natural Resources, Inc.	822	12,371
Freeport-McMoRan Copper & Gold, Inc.(a)	340	12,410
Reliance Steel & Aluminum Co.(a)	168	12,383
United States Steel Corp.	476	12,395
		49,559
Multiline Retail – 1.8%
Dillard's, Inc., Class A(a)	106	12,361
Kohl's Corp.(a)	234	12,327
Macy's, Inc.(a)	214	12,416
Target Corp.(a)	214	12,401
		49,505
Multi-Utilities – 0.9%
Consolidated Edison, Inc.(a)	214	12,357
SCANA Corp.(a)	230	12,376
		24,733
Oil, Gas & Consumable Fuels – 3.5%
Apache Corp.(a)	124	12,477
Chesapeake Energy Corp.(a)	400	12,432
Chevron Corp.(a)	96	12,533
Denbury Resources, Inc.(a)	672	12,405
Devon Energy Corp.(a)	156	12,386
Marathon Oil Corp.(a)	312	12,455
Murphy Oil Corp.(a)	186	12,365
Valero Energy Corp.(a)	246	12,325
		99,378

	Number of Shares	Value
Paper & Forest Products – 0.9%
Domtar Corp.(a)	286	$12,255
International Paper Co.(a)	246	12,416
		24,671
Personal Products – 0.4%
Herbalife Ltd.	192	12,392
Pharmaceuticals – 0.4%
Pfizer, Inc.(a)	418	12,406
Real Estate Investment Trusts (REITs) – 2.2%
American Capital Agency Corp.(a)	532	12,454
Annaly Capital Management, Inc.(a)	1,090	12,459
Invesco Mortgage Capital, Inc.(a)	716	12,430
MFA Financial, Inc.(a)	1,516	12,446
Two Harbors Investment Corp.(a)	1,184	12,408
		62,197
Road & Rail – 1.8%
CSX Corp.(a)	402	12,386
Hertz Global Holdings, Inc.(a)*	440	12,333
Norfolk Southern Corp.(a)	120	12,363
Ryder System, Inc.(a)	140	12,333
		49,415
Semiconductors & Semiconductor Equipment – 2.2%
Broadcom Corp., Class A(a)	334	12,398
Intel Corp.(a)	402	12,422
Marvell Technology Group Ltd.	864	12,381
Micron Technology, Inc.(a)*	376	12,389
ON Semiconductor Corp.(a)*	1,362	12,449
		62,039
Software – 0.9%
CA, Inc.(a)	430	12,358
Symantec Corp.(a)	540	12,366
		24,724
Specialty Retail – 3.5%
Ascena Retail Group, Inc.(a)*	728	12,449
Bed Bath & Beyond, Inc.(a)*	216	12,394
Best Buy Co., Inc.(a)	398	12,342
Chico's FAS, Inc.(a)	730	12,381
Dick's Sporting Goods, Inc.(a)	266	12,385
GameStop Corp., Class A(a)	306	12,384
Guess?, Inc.(a)	458	12,366
Staples, Inc.(a)	1,142	12,379
		99,080
Technology Hardware, Storage & Peripherals – 2.2%
EMC Corp.(a)	470	12,380
Hewlett-Packard Co.(a)	366	12,327
Lexmark International, Inc., Class A(a)	258	12,425
NetApp, Inc.(a)	340	12,417

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Western Digital Corp.	134	$12,368
		61,917
Textiles, Apparel & Luxury Goods – 0.4%
Deckers Outdoor Corp.(a)*	144	12,431
Trading Companies & Distributors – 0.9%
Air Lease Corp.(a)	322	12,423
GATX Corp.(a)	184	12,317
		24,740
Total Common Stocks Held Long (Cost $2,328,909)		2,480,185
Securities Sold Short – (89.2%)
Aerospace & Defense – (0.9%)
HEICO Corp.	(240)	(12,466)
TransDigm Group, Inc.	(74)	(12,377)
		(24,843)
Air Freight & Logistics – (0.9%)
C.H. Robinson Worldwide, Inc.	(196)	(12,503)
Expeditors International of Washington, Inc.	(284)	(12,541)
		(25,044)
Airlines – (0.5%)
Spirit Airlines, Inc.*	(198)	(12,522)
Automobiles – (0.4%)
Tesla Motors, Inc.*	(52)	(12,483)
Beverages – (0.9%)
Brown-Forman Corp., Class B	(134)	(12,619)
Monster Beverage Corp.*	(178)	(12,643)
		(25,262)
Biotechnology – (6.2%)
Aegerion Pharmaceuticals, Inc.*	(390)	(12,515)
Alexion Pharmaceuticals, Inc.*	(80)	(12,500)
Alkermes plc*	(248)	(12,482)
Alnylam Pharmaceuticals, Inc.*	(198)	(12,508)
Biogen Idec, Inc.*	(40)	(12,612)
BioMarin Pharmaceutical, Inc.*	(202)	(12,566)
Celgene Corp.*	(146)	(12,538)
Cepheid, Inc.*	(264)	(12,656)
Incyte Corp. Ltd.*	(222)	(12,530)
Isis Pharmaceuticals, Inc.*	(362)	(12,471)
Medivation, Inc.*	(164)	(12,641)
Pharmacyclics, Inc.*	(140)	(12,559)
Regeneron Pharmaceuticals, Inc.*	(44)	(12,429)
Seattle Genetics, Inc.*	(326)	(12,470)
		(175,477)
Building Products – (0.9%)
Allegion plc	(222)	(12,583)
Lennox International, Inc.	(140)	(12,540)
		(25,123)

	Number of Shares	Value
Capital Markets – (2.7%)
Charles Schwab Corp./The	(466)	$(12,549)
Federated Investors, Inc., Class B	(406)	(12,554)
Financial Engines, Inc.	(276)	(12,497)
LPL Financial Holdings, Inc.	(252)	(12,535)
SEI Investments Co.	(386)	(12,649)
TD Ameritrade Holding Corp.	(400)	(12,540)
		(75,324)
Chemicals – (4.6%)
Ecolab, Inc.	(112)	(12,470)
FMC Corp.	(176)	(12,529)
International Flavors & Fragrances, Inc.	(120)	(12,514)
Monsanto Co.	(100)	(12,474)
NewMarket Corp.	(32)	(12,547)
PolyOne Corp.	(298)	(12,558)
Rayonier Advanced Materials, Inc.*	(82)	(2,915)
RPM International, Inc.	(274)	(12,653)
Sherwin-Williams Co./The	(60)	(12,415)
Sigma-Aldrich Corp.	(124)	(12,584)
W.R. Grace & Co.*	(132)	(12,478)
		(128,137)
Commercial Services & Supplies – (0.9%)
Copart, Inc.*	(352)	(12,658)
Stericycle, Inc.*	(106)	(12,552)
		(25,210)
Communications Equipment – (0.5%)
Palo Alto Networks, Inc.*	(150)	(12,578)
Construction Materials – (0.9%)
Eagle Materials, Inc.	(132)	(12,445)
Martin Marietta Materials, Inc.	(96)	(12,677)
		(25,122)
Containers & Packaging – (0.4%)
Sealed Air Corp.	(366)	(12,506)
Distributors – (0.4%)
Pool Corp.	(220)	(12,443)
Diversified Financial Services – (1.3%)
CBOE Holdings, Inc.	(256)	(12,598)
McGraw Hill Financial, Inc.	(150)	(12,454)
Moody's Corp.	(142)	(12,448)
		(37,500)
Diversified Telecommunication Services – (0.4%)
tw telecom, inc.*	(310)	(12,496)
Electric Utilities – (0.4%)
ITC Holdings Corp.	(342)	(12,476)
Electrical Equipment – (0.4%)
Acuity Brands, Inc.	(90)	(12,443)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Electronic Equipment, Instruments & Components – (1.8%)
Amphenol Corp., Class A	(130)	$(12,524)
Cognex Corp.*	(328)	(12,595)
National Instruments Corp.	(388)	(12,568)
Trimble Navigation Ltd.*	(340)	(12,563)
		(50,250)
Energy Equipment & Services – (2.3%)
CARBO Ceramics, Inc.	(82)	(12,638)
Core Laboratories N.V.	(76)	(12,697)
Dril-Quip, Inc.*	(116)	(12,672)
FMC Technologies, Inc.*	(206)	(12,580)
Oceaneering International, Inc.	(162)	(12,657)
		(63,244)
Food & Staples Retailing – (0.4%)
United Natural Foods, Inc.*	(192)	(12,499)
Food Products – (2.7%)
Hershey Co./The	(128)	(12,463)
Hillshire Brands Co./The	(202)	(12,585)
Keurig Green Mountain, Inc.	(100)	(12,461)
McCormick & Co., Inc.	(176)	(12,600)
Mead Johnson Nutrition Co.	(134)	(12,485)
WhiteWave Foods Co./The*	(388)	(12,559)
		(75,153)
Gas Utilities – (0.9%)
National Fuel Gas Co.	(160)	(12,528)
Questar Corp.	(504)	(12,499)
		(25,027)
Health Care Equipment & Supplies – (0.9%)
Align Technology, Inc.*	(224)	(12,553)
IDEXX Laboratories, Inc.*	(94)	(12,556)
		(25,109)
Health Care Providers & Services – (0.4%)
AmerisourceBergen Corp.	(172)	(12,498)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(98)	(12,263)
Medidata Solutions, Inc.*	(294)	(12,586)
		(24,849)
Hotels, Restaurants & Leisure – (3.1%)
Chipotle Mexican Grill, Inc.*	(22)	(13,035)
Domino's Pizza, Inc.	(172)	(12,571)
Dunkin' Brands Group, Inc.	(274)	(12,552)
Marriott International, Inc., Class A	(196)	(12,564)
Starbucks Corp.	(162)	(12,536)
Starwood Hotels & Resorts Worldwide, Inc.	(156)	(12,608)
Yum! Brands, Inc.	(154)	(12,505)
		(88,371)

	Number of Shares	Value
Household Products – (0.9%)
Clorox Co./The	(138)	$(12,613)
Colgate-Palmolive Co.	(184)	(12,545)
		(25,158)
Independent Power and Renewable Electricity Producers – (0.9%)
Calpine Corp.*	(526)	(12,524)
Dynegy, Inc.*	(358)	(12,458)
		(24,982)
Internet & Catalog Retail – (2.2%)
Amazon.com, Inc.*	(38)	(12,342)
Groupon, Inc.*	(1,884)	(12,472)
Netflix, Inc.*	(28)	(12,337)
Priceline Group, Inc./The*	(10)	(12,030)
TripAdvisor, Inc.*	(116)	(12,604)
		(61,785)
Internet Software & Services – (3.1%)
CoStar Group, Inc.*	(80)	(12,653)
Equinix, Inc.*	(60)	(12,605)
Facebook, Inc., Class A*	(186)	(12,516)
LinkedIn Corp., Class A*	(74)	(12,689)
OpenTable, Inc.*	(120)	(12,432)
Pandora Media, Inc.*	(424)	(12,508)
Twitter, Inc.*	(308)	(12,619)
		(88,022)
IT Services – (4.0%)
Alliance Data Systems Corp.*	(44)	(12,375)
Automatic Data Processing, Inc.	(158)	(12,526)
FleetCor Technologies, Inc.*	(96)	(12,653)
Gartner, Inc.*	(178)	(12,552)
MasterCard, Inc., Class A	(170)	(12,490)
MAXIMUS, Inc.	(292)	(12,562)
Paychex, Inc.	(302)	(12,551)
Visa, Inc., Class A	(60)	(12,643)
WEX, Inc.*	(120)	(12,596)
		(112,948)
Leisure Products – (0.4%)
Polaris Industries, Inc.	(96)	(12,503)
Life Sciences Tools & Services – (0.9%)
Illumina, Inc.*	(70)	(12,498)
Mettler-Toledo International, Inc.*	(50)	(12,659)
		(25,157)
Machinery – (3.6%)
Chart Industries, Inc.*	(152)	(12,576)
Donaldson Co., Inc.	(296)	(12,527)
Flowserve Corp.	(168)	(12,491)
Graco, Inc.	(162)	(12,649)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Middleby Corp./The*	(152)	$(12,573)
Navistar International Corp.*	(334)	(12,518)
Pall Corp.	(146)	(12,467)
Wabtec Corp.	(152)	(12,554)
		(100,355)
Media – (1.8%)
AMC Networks, Inc., Class A*	(204)	(12,544)
DISH Network Corp., Class A*	(192)	(12,495)
Sirius XM Holdings, Inc.*	(3,612)	(12,498)
Twenty-First Century Fox, Inc., Class A	(356)	(12,513)
		(50,050)
Multi-Utilities – (1.3%)
CenterPoint Energy, Inc.	(490)	(12,515)
Dominion Resources, Inc.	(176)	(12,587)
Sempra Energy	(120)	(12,565)
		(37,667)
Oil, Gas & Consumable Fuels – (4.5%)
Cabot Oil & Gas Corp.	(368)	(12,564)
Cheniere Energy, Inc.*	(176)	(12,619)
Cobalt International Energy, Inc.*	(684)	(12,551)
Gulfport Energy Corp.*	(200)	(12,560)
ONEOK, Inc.	(184)	(12,527)
Pioneer Natural Resources Co.	(54)	(12,410)
Range Resources Corp.	(146)	(12,695)
SemGroup Corp., Class A	(158)	(12,458)
Teekay Corp.	(202)	(12,574)
Williams Cos., Inc./The	(216)	(12,573)
		(125,531)
Personal Products – (0.4%)
Estee Lauder Cos., Inc./The, Class A	(168)	(12,476)
Pharmaceuticals – (0.5%)
Allergan, Inc.	(74)	(12,522)
Professional Services – (0.9%)
Robert Half International, Inc.	(262)	(12,508)
Verisk Analytics, Inc., Class A*	(210)	(12,604)
		(25,112)
Real Estate Investment Trusts (REITs) – (12.0%)
American Tower Corp.	(140)	(12,597)
Apartment Investment & Management Co., Class A	(388)	(12,521)
Boston Properties, Inc.	(106)	(12,527)
Crown Castle International Corp.	(168)	(12,476)
CubeSmart	(686)	(12,567)
Digital Realty Trust, Inc.	(216)	(12,597)
Duke Realty Corp.	(692)	(12,567)
Equity Lifestyle Properties, Inc.	(284)	(12,541)
Essex Property Trust, Inc.	(68)	(12,574)
Extra Space Storage, Inc.	(236)	(12,567)

	Number of Shares	Value
Federal Realty Investment Trust	(104)	$(12,576)
Gaming and Leisure Properties, Inc.	(378)	(12,841)
General Growth Properties, Inc.	(534)	(12,581)
Highwoods Properties, Inc.	(298)	(12,501)
Kilroy Realty Corp.	(202)	(12,580)
Macerich Co./The	(188)	(12,549)
Omega Healthcare Investors, Inc.	(342)	(12,606)
Plum Creek Timber Co., Inc.	(278)	(12,538)
Post Properties, Inc.	(236)	(12,617)
Public Storage	(74)	(12,680)
Rayonier, Inc.	(270)	(9,598)
Regency Centers Corp.	(226)	(12,584)
Simon Property Group, Inc.	(76)	(12,637)
Tanger Factory Outlet Centers, Inc.	(360)	(12,589)
UDR, Inc.	(440)	(12,597)
Vornado Realty Trust	(118)	(12,594)
Weingarten Realty Investors	(384)	(12,611)
		(336,813)
Real Estate Management & Development – (0.9%)
CBRE Group, Inc., Class A*	(394)	(12,624)
Howard Hughes Corp./The*	(80)	(12,626)
		(25,250)
Road & Rail – (0.9%)
J.B. Hunt Transport Services, Inc.	(170)	(12,543)
Landstar System, Inc.	(196)	(12,544)
		(25,087)
Semiconductors & Semiconductor Equipment – (0.9%)
Cavium, Inc.*	(252)	(12,515)
SunEdison, Inc.*	(552)	(12,475)
		(24,990)
Software – (5.8%)
Aspen Technology, Inc.*	(270)	(12,528)
Concur Technologies, Inc.*	(136)	(12,694)
FactSet Research Systems, Inc.	(104)	(12,509)
Fortinet, Inc.*	(502)	(12,615)
Guidewire Software, Inc.*	(308)	(12,523)
NetSuite, Inc.*	(146)	(12,685)
Qlik Technologies, Inc.*	(556)	(12,577)
salesforce.com, Inc.*	(216)	(12,545)
ServiceNow, Inc.*	(204)	(12,640)
Splunk, Inc.*	(226)	(12,505)
Tyler Technologies, Inc.*	(138)	(12,587)
Ultimate Software Group, Inc./The*	(90)	(12,435)
Workday, Inc., Class A*	(140)	(12,581)
		(163,424)
Specialty Retail – (2.7%)
CarMax, Inc.*	(240)	(12,482)
Lumber Liquidators Holdings, Inc.*	(164)	(12,456)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Value Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
O'Reilly Automotive, Inc.*	(84)	$(12,650)
Tiffany & Co.	(126)	(12,632)
Tractor Supply Co.	(208)	(12,563)
Ulta Salon Cosmetics & Fragrance, Inc.*	(138)	(12,615)
		(75,398)
Textiles, Apparel & Luxury Goods – (2.2%)
Kate Spade & Co.*	(330)	(12,586)
Lululemon Athletica, Inc.*	(310)	(12,549)
Michael Kors Holdings Ltd.*	(142)	(12,588)
NIKE, Inc., Class B	(162)	(12,563)
Under Armour, Inc., Class A*	(210)	(12,493)
		(62,779)
Trading Companies & Distributors – (0.5%)
Fastenal Co.	(254)	(12,570)
Water Utilities – (0.5%)
Aqua America, Inc.	(480)	(12,586)
Wireless Telecommunication Services – (0.4%)
SBA Communications Corp., Class A*	(122)	(12,481)

	Number of Shares	Value
Total Securities Sold Short (Proceeds Received $2,399,135)		$(2,509,635)
Other assets less liabilities — 101.1%		2,844,363
Net Assets — 100.0%		$2,814,913
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2014, the aggregate amount held in a segregated account was $1,205,926.

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,265
Aggregate gross unrealized depreciation	(219,767)
Net unrealized appreciation	$(108,502)
Federal income tax cost of investments	$79,052

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged	Net Amount(2)
305,360 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high “value” rankings(3))	$33,173	—	$33,173
(291,958) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low “value” rankings(3))	(0.10)%	(18,073)	—	(18,073)
					$15,100		$15,100
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Common Stocks Held Long – 87.6%
Aerospace & Defense – 2.2%
Esterline Technologies Corp.(a)*	49	$5,641
Exelis, Inc.	330	5,603
HEICO Corp.	108	5,609
Teledyne Technologies, Inc.(a)*	58	5,636
Triumph Group, Inc.(a)	80	5,586
		28,075
Auto Components – 1.8%
Dana Holding Corp.	231	5,641
Gentex Corp.	194	5,643
Tenneco, Inc.(a)*	85	5,585
Visteon Corp.(a)*	58	5,627
		22,496
Automobiles – 0.4%
Thor Industries, Inc.(a)	99	5,630
Banks – 3.5%
Associated Banc-Corp(a)	311	5,623
Bank of Hawaii Corp.(a)	96	5,634
First Horizon National Corp.	475	5,633
FirstMerit Corp.(a)	285	5,629
Hancock Holding Co.(a)	159	5,616
Popular, Inc.(a)*	165	5,640
Synovus Financial Corp.	230	5,607
TCF Financial Corp.(a)	343	5,615
		44,997
Biotechnology – 0.4%
Cepheid, Inc.(a)*	118	5,657
Capital Markets – 1.3%
Federated Investors, Inc., Class B(a)	182	5,627
Financial Engines, Inc.(a)	124	5,615
Stifel Financial Corp.(a)*	119	5,635
		16,877
Chemicals – 2.2%
Cabot Corp.(a)	97	5,625
Chemtura Corp.(a)*	214	5,592
Cytec Industries, Inc.(a)	53	5,587
PolyOne Corp.(a)	134	5,647
Scotts Miracle-Gro Co./The, Class A(a)	99	5,629
		28,080
Commercial Services & Supplies – 1.3%
Clean Harbors, Inc.(a)*	87	5,590
Covanta Holding Corp.	272	5,606
R.R. Donnelley & Sons Co.	332	5,630
		16,826
Communications Equipment – 1.8%
Brocade Communications Systems, Inc.	610	5,612

	Number of Shares	Value
JDS Uniphase Corp.(a)*	453	$5,649
Riverbed Technology, Inc.*	272	5,611
ViaSat, Inc.(a)*	97	5,622
		22,494
Construction & Engineering – 1.8%
AECOM Technology Corp.(a)*	175	5,635
EMCOR Group, Inc.(a)	126	5,611
KBR, Inc.	235	5,605
URS Corp.(a)	123	5,639
		22,490
Consumer Finance – 0.4%
Portfolio Recovery Associates, Inc.(a)*	95	5,655
Containers & Packaging – 0.4%
Silgan Holdings, Inc.(a)	110	5,590
Distributors – 0.4%
Pool Corp.(a)	99	5,600
Diversified Consumer Services – 0.9%
Apollo Education Group, Inc.(a)*	180	5,625
Sotheby's(a)	134	5,627
		11,252
Diversified Telecommunication Services – 0.4%
tw telecom, inc.(a)*	139	5,603
Electric Utilities – 2.2%
Cleco Corp.(a)	95	5,600
Great Plains Energy, Inc.(a)	208	5,589
Hawaiian Electric Industries, Inc.(a)	222	5,621
IDACORP, Inc.(a)	97	5,609
Portland General Electric Co.(a)	162	5,617
		28,036
Electrical Equipment – 1.3%
Babcock & Wilcox Co./The	173	5,616
EnerSys(a)	82	5,641
Regal-Beloit Corp.(a)	72	5,656
		16,913
Electronic Equipment, Instruments & Components – 2.6%
Anixter International, Inc.(a)	56	5,604
Belden, Inc.(a)	72	5,627
Cognex Corp.(a)*	147	5,645
IPG Photonics Corp.(a)*	82	5,642
Jabil Circuit, Inc.(a)	268	5,601
Zebra Technologies Corp., Class A(a)*	68	5,598
		33,717
Energy Equipment & Services – 3.1%
Atwood Oceanics, Inc.(a)*	107	5,615
Bristow Group, Inc.(a)	70	5,644
CARBO Ceramics, Inc.	36	5,548

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Helix Energy Solutions Group, Inc.(a)*	214	$5,630
Oil States International, Inc.*	88	5,640
Rowan Cos., plc, Class A	176	5,620
Tidewater, Inc.(a)	100	5,615
		39,312
Food & Staples Retailing – 0.9%
Casey's General Stores, Inc.(a)	80	5,623
United Natural Foods, Inc.(a)*	86	5,599
		11,222
Food Products – 1.8%
Darling Ingredients, Inc.*	269	5,622
Hain Celestial Group, Inc./The(a)*	63	5,591
TreeHouse Foods, Inc.(a)*	70	5,605
WhiteWave Foods Co./The*	173	5,600
		22,418
Gas Utilities – 0.9%
Piedmont Natural Gas Co., Inc.(a)	150	5,611
Questar Corp.	226	5,605
		11,216
Health Care Equipment & Supplies – 1.3%
Sirona Dental Systems, Inc.(a)*	68	5,607
STERIS Corp.(a)	106	5,669
West Pharmaceutical Services, Inc.(a)	133	5,610
		16,886
Health Care Providers & Services – 4.4%
Brookdale Senior Living, Inc.(a)*	168	5,601
Centene Corp.(a)*	74	5,595
Health Net, Inc.(a)*	135	5,608
HealthSouth Corp.(a)	156	5,596
LifePoint Hospitals, Inc.(a)*	91	5,651
Patterson Cos., Inc.	142	5,610
Team Health Holdings, Inc.(a)*	113	5,643
Tenet Healthcare Corp.(a)*	120	5,633
VCA, Inc.*	160	5,614
WellCare Health Plans, Inc.(a)*	75	5,600
		56,151
Health Care Technology – 0.9%
Allscripts Healthcare Solutions, Inc.*	350	5,617
Medidata Solutions, Inc.(a)*	132	5,651
		11,268
Hotels, Restaurants & Leisure – 3.5%
Bally Technologies, Inc.(a)*	85	5,586
Brinker International, Inc.(a)	116	5,643
Domino's Pizza, Inc.(a)	77	5,628
International Game Technology	353	5,616
Panera Bread Co., Class A*	37	5,544
Six Flags Entertainment Corp.(a)	132	5,617
Vail Resorts, Inc.(a)	73	5,634

	Number of Shares	Value
Wendy's Co./The	658	$5,613
		44,881
Household Durables – 1.8%
Leggett & Platt, Inc.(a)	164	5,622
NVR, Inc.(a)*	5	5,753
Tempur Sealy International, Inc.(a)*	94	5,612
Tupperware Brands Corp.	67	5,608
		22,595
Insurance – 2.2%
Allied World Assurance Co. Holdings AG	148	5,627
Aspen Insurance Holdings Ltd.	124	5,632
First American Financial Corp.	201	5,586
MBIA, Inc.*	510	5,631
ProAssurance Corp.(a)	126	5,594
		28,070
Internet & Catalog Retail – 0.4%
HSN, Inc.(a)	95	5,628
Internet Software & Services – 0.4%
AOL, Inc.(a)*	142	5,650
IT Services – 2.2%
CoreLogic, Inc.(a)*	185	5,617
DST Systems, Inc.(a)	61	5,622
Leidos Holdings, Inc.(a)	146	5,598
MAXIMUS, Inc.(a)	131	5,636
WEX, Inc.(a)*	53	5,563
		28,036
Leisure Products – 0.4%
Brunswick Corp.(a)	133	5,603
Life Sciences Tools & Services – 1.3%
Bio-Rad Laboratories, Inc., Class A(a)*	47	5,626
PAREXEL International Corp.(a)*	107	5,654
Techne Corp.(a)	61	5,647
		16,927
Machinery – 3.5%
Actuant Corp., Class A(a)	163	5,635
Chart Industries, Inc.(a)*	68	5,626
CLARCOR, Inc.(a)	91	5,628
Kennametal, Inc.(a)	122	5,646
Middleby Corp./The*	68	5,625
Navistar International Corp.(a)*	150	5,622
Toro Co./The(a)	89	5,661
Woodward, Inc.(a)	112	5,620
		45,063
Media – 2.2%
Cinemark Holdings, Inc.(a)	160	5,658
John Wiley & Sons, Inc., Class A(a)	93	5,635
Regal Entertainment Group, Class A	267	5,634

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Sinclair Broadcast Group, Inc., Class A(a)	162	$5,629
Starz, Class A*	190	5,660
		28,216
Metals & Mining – 1.8%
Carpenter Technology Corp.(a)	89	5,629
Cliffs Natural Resources, Inc.	372	5,599
Compass Minerals International, Inc.(a)	59	5,649
Worthington Industries, Inc.(a)	130	5,595
		22,472
Multi-Utilities – 0.9%
TECO Energy, Inc.(a)	304	5,618
Vectren Corp.(a)	133	5,652
		11,270
Oil, Gas & Consumable Fuels – 3.5%
Kodiak Oil & Gas Corp.*	386	5,616
Rosetta Resources, Inc.(a)*	103	5,650
SandRidge Energy, Inc.*	785	5,613
Teekay Corp.(a)	90	5,602
Ultra Petroleum Corp.*	190	5,641
Western Refining, Inc.(a)	149	5,595
World Fuel Services Corp.(a)	115	5,661
WPX Energy, Inc.*	236	5,643
		45,021
Paper & Forest Products – 0.4%
Domtar Corp.	130	5,571
Pharmaceuticals – 0.9%
Mallinckrodt plc(a)*	70	5,601
Theravance, Inc.*	189	5,629
		11,230
Professional Services – 0.4%
Dun & Bradstreet Corp./The(a)	51	5,620
Real Estate Investment Trusts (REITs) – 9.7%
American Campus Communities, Inc.(a)	147	5,621
CBL & Associates Properties, Inc.	296	5,624
Chimera Investment Corp.	1,771	5,650
Columbia Property Trust, Inc.	217	5,644
CommonWealth REIT(a)	213	5,606
Douglas Emmett, Inc.	199	5,616
EPR Properties(a)	101	5,643
Equity Lifestyle Properties, Inc.(a)	127	5,608
Geo Group, Inc./The	158	5,646
Healthcare Realty Trust, Inc.(a)	222	5,643
Highwoods Properties, Inc.(a)	134	5,621
Home Properties, Inc.(a)	88	5,629
LaSalle Hotel Properties(a)	159	5,611
Lexington Realty Trust	511	5,626
MFA Financial, Inc.	687	5,640
Piedmont Office Realty Trust, Inc., Class A	297	5,625

	Number of Shares	Value
Post Properties, Inc.(a)	105	$5,613
Retail Properties of America, Inc., Class A	366	5,629
RLJ Lodging Trust	195	5,634
Tanger Factory Outlet Centers, Inc.(a)	161	5,630
Two Harbors Investment Corp.	536	5,617
Weingarten Realty Investors	172	5,649
		123,825
Real Estate Management & Development – 0.4%
Altisource Portfolio Solutions SA(a)*	49	5,614
Road & Rail – 0.4%
Landstar System, Inc.(a)	88	5,632
Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.*	1,340	5,615
Atmel Corp.*	601	5,631
Teradyne, Inc.	288	5,645
		16,891
Software – 4.0%
CommVault Systems, Inc.(a)*	114	5,605
Compuware Corp.	561	5,605
Fortinet, Inc.*	225	5,654
Guidewire Software, Inc.(a)*	138	5,611
SolarWinds, Inc.(a)*	146	5,644
SS&C Technologies Holdings, Inc.(a)*	127	5,616
TIBCO Software, Inc.(a)*	279	5,628
Tyler Technologies, Inc.(a)*	62	5,655
Ultimate Software Group, Inc./The(a)*	41	5,665
		50,683
Specialty Retail – 3.5%
Ascena Retail Group, Inc.(a)*	330	5,643
Buckle, Inc./The(a)	127	5,634
Chico's FAS, Inc.	331	5,614
CST Brands, Inc.	163	5,623
DSW, Inc., Class A(a)	202	5,644
GNC Holdings, Inc., Class A	165	5,626
Guess?, Inc.	208	5,616
Sally Beauty Holdings, Inc.*	224	5,618
		45,018
Textiles, Apparel & Luxury Goods – 1.3%
Carter's, Inc.(a)	81	5,583
Kate Spade & Co.(a)*	147	5,607
Wolverine World Wide, Inc.	216	5,629
		16,819
Trading Companies & Distributors – 1.8%
Air Lease Corp.(a)	146	5,633
GATX Corp.(a)	84	5,623
MRC Global, Inc.(a)*	198	5,601
Watsco, Inc.(a)	55	5,652
		22,509

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Water Utilities – 0.4%
Aqua America, Inc.	215	$5,637
Wireless Telecommunication Services – 0.4%
Telephone & Data Systems, Inc.	216	5,640
Total Common Stocks Held Long
(Cost $926,432)		1,124,582
Securities Sold Short – (87.8%)
Aerospace & Defense – (3.5%)
Boeing Co./The	(44)	(5,598)
General Dynamics Corp.	(48)	(5,594)
Honeywell International, Inc.	(61)	(5,670)
Lockheed Martin Corp.	(35)	(5,626)
Northrop Grumman Corp.	(47)	(5,623)
Precision Castparts Corp.	(22)	(5,553)
Raytheon Co.	(61)	(5,627)
United Technologies Corp.	(49)	(5,657)
		(44,948)
Air Freight & Logistics – (0.9%)
FedEx Corp.	(37)	(5,601)
United Parcel Service, Inc., Class B	(55)	(5,646)
		(11,247)
Airlines – (0.4%)
Delta Air Lines, Inc.	(145)	(5,614)
Auto Components – (0.4%)
Johnson Controls, Inc.	(113)	(5,642)
Automobiles – (0.9%)
Ford Motor Co.	(326)	(5,620)
General Motors Co.	(156)	(5,663)
		(11,283)
Banks – (3.1%)
Bank of America Corp.	(366)	(5,625)
BB&T Corp.	(143)	(5,638)
Citigroup, Inc.	(120)	(5,652)
JPMorgan Chase & Co.	(98)	(5,647)
PNC Financial Services Group, Inc.	(63)	(5,610)
U.S. Bancorp	(130)	(5,632)
Wells Fargo & Co.	(107)	(5,624)
		(39,428)
Beverages – (0.9%)
Coca-Cola Co./The	(133)	(5,634)
PepsiCo, Inc.	(63)	(5,628)
		(11,262)
Biotechnology – (1.8%)
Amgen, Inc.	(47)	(5,563)
Biogen Idec, Inc.*	(18)	(5,676)

	Number of Shares	Value
Celgene Corp.*	(66)	$(5,668)
Gilead Sciences, Inc.*	(68)	(5,638)
		(22,545)
Capital Markets – (3.5%)
Bank of New York Mellon Corp./The	(151)	(5,660)
BlackRock, Inc.	(18)	(5,753)
Charles Schwab Corp./The	(209)	(5,628)
Franklin Resources, Inc.	(98)	(5,668)
Goldman Sachs Group, Inc./The	(34)	(5,693)
Morgan Stanley	(175)	(5,658)
State Street Corp.	(84)	(5,650)
T. Rowe Price Group, Inc.	(67)	(5,655)
		(45,365)
Chemicals – (3.5%)
Dow Chemical Co./The	(109)	(5,609)
E.I. du Pont de Nemours & Co.	(86)	(5,628)
Ecolab, Inc.	(51)	(5,678)
LyondellBasell Industries N.V., Class A	(58)	(5,664)
Monsanto Co.	(45)	(5,613)
PPG Industries, Inc.	(27)	(5,674)
Praxair, Inc.	(42)	(5,579)
Sherwin-Williams Co./The	(27)	(5,587)
		(45,032)
Commercial Services & Supplies – (0.9%)
Tyco International Ltd.	(124)	(5,654)
Waste Management, Inc.	(126)	(5,636)
		(11,290)
Communications Equipment – (0.9%)
Cisco Systems, Inc.	(227)	(5,641)
QUALCOMM, Inc.	(71)	(5,623)
		(11,264)
Consumer Finance – (1.3%)
American Express Co.	(59)	(5,597)
Capital One Financial Corp.	(68)	(5,617)
Discover Financial Services	(91)	(5,640)
		(16,854)
Diversified Financial Services – (1.3%)
Berkshire Hathaway, Inc., Class B*	(44)	(5,569)
CME Group, Inc.	(79)	(5,605)
Intercontinental Exchange, Inc.	(30)	(5,667)
		(16,841)
Diversified Telecommunication Services – (0.9%)
AT&T, Inc.	(159)	(5,622)
Verizon Communications, Inc.	(115)	(5,627)
		(11,249)
Electric Utilities – (2.6%)
American Electric Power Co., Inc.	(101)	(5,633)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Duke Energy Corp.	(76)	$(5,639)
Exelon Corp.	(154)	(5,618)
NextEra Energy, Inc.	(55)	(5,636)
PPL Corp.	(159)	(5,649)
Southern Co./The	(124)	(5,627)
		(33,802)
Electrical Equipment – (1.3%)
Eaton Corp. plc	(73)	(5,634)
Emerson Electric Co.	(85)	(5,641)
Rockwell Automation, Inc.	(45)	(5,632)
		(16,907)
Electronic Equipment, Instruments & Components – (0.9%)
Corning, Inc.	(256)	(5,619)
TE Connectivity Ltd.	(91)	(5,628)
		(11,247)
Energy Equipment & Services – (1.8%)
Baker Hughes, Inc.	(76)	(5,658)
Halliburton Co.	(79)	(5,610)
National Oilwell Varco, Inc.	(68)	(5,600)
Schlumberger Ltd.	(48)	(5,661)
		(22,529)
Food & Staples Retailing – (1.8%)
Costco Wholesale Corp.	(49)	(5,643)
CVS Caremark Corp.	(75)	(5,653)
Walgreen Co.	(76)	(5,634)
Wal-Mart Stores, Inc.	(75)	(5,630)
		(22,560)
Food Products – (2.2%)
Archer-Daniels-Midland Co.	(127)	(5,602)
General Mills, Inc.	(107)	(5,622)
Kellogg Co.	(86)	(5,650)
Kraft Foods Group, Inc.	(94)	(5,635)
Mondelez International, Inc., Class A	(149)	(5,604)
		(28,113)
Health Care Equipment & Supplies – (1.3%)
Abbott Laboratories	(138)	(5,644)
Baxter International, Inc.	(78)	(5,640)
Medtronic, Inc.	(88)	(5,611)
		(16,895)
Health Care Providers & Services – (1.3%)
Express Scripts Holding Co.*	(81)	(5,616)
McKesson Corp.	(30)	(5,586)
UnitedHealth Group, Inc.	(69)	(5,641)
		(16,843)
Hotels, Restaurants & Leisure – (2.2%)
Carnival Corp.	(150)	(5,648)
Las Vegas Sands Corp.	(74)	(5,640)

	Number of Shares	Value
McDonald's Corp.	(56)	$(5,641)
Starbucks Corp.	(73)	(5,649)
Yum! Brands, Inc.	(69)	(5,603)
		(28,181)
Household Products – (1.3%)
Colgate-Palmolive Co.	(82)	(5,591)
Kimberly-Clark Corp.	(51)	(5,672)
Procter & Gamble Co./The	(72)	(5,659)
		(16,922)
Industrial Conglomerates – (1.3%)
3M Co.	(39)	(5,586)
Danaher Corp.	(71)	(5,590)
General Electric Co.	(214)	(5,624)
		(16,800)
Insurance – (4.4%)
ACE Ltd.	(54)	(5,600)
Aflac, Inc.	(90)	(5,602)
Allstate Corp./The	(96)	(5,637)
American International Group, Inc.	(103)	(5,622)
Aon plc	(62)	(5,586)
Chubb Corp./The	(61)	(5,622)
Marsh & McLennan Cos., Inc.	(109)	(5,648)
MetLife, Inc.	(101)	(5,612)
Prudential Financial, Inc.	(63)	(5,593)
Travelers Cos., Inc./The	(60)	(5,644)
		(56,166)
Internet & Catalog Retail – (1.4%)
Amazon.com, Inc.*	(17)	(5,521)
Netflix, Inc.*	(13)	(5,728)
Priceline Group, Inc./The*	(5)	(6,015)
		(17,264)
Internet Software & Services – (2.6%)
eBay, Inc.*	(112)	(5,607)
Facebook, Inc., Class A*	(83)	(5,585)
Google, Inc.*	(10)	(5,753)
LinkedIn Corp., Class A*	(33)	(5,658)
Twitter, Inc.*	(138)	(5,654)
Yahoo!, Inc.*	(160)	(5,621)
		(33,878)
IT Services – (3.1%)
Accenture plc, Class A	(69)	(5,578)
Automatic Data Processing, Inc.	(71)	(5,629)
Cognizant Technology Solutions Corp., Class A*	(115)	(5,625)
Fidelity National Information Services, Inc.	(103)	(5,638)
International Business Machines Corp.	(31)	(5,619)
MasterCard, Inc., Class A	(77)	(5,657)
Visa, Inc., Class A	(27)	(5,689)
		(39,435)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Life Sciences Tools & Services – (0.9%)
Agilent Technologies, Inc.	(98)	$(5,629)
Thermo Fisher Scientific, Inc.	(48)	(5,664)
		(11,293)
Machinery – (3.1%)
Caterpillar, Inc.	(52)	(5,651)
Cummins, Inc.	(37)	(5,709)
Deere & Co.	(62)	(5,614)
Illinois Tool Works, Inc.	(64)	(5,604)
Ingersoll-Rand plc	(90)	(5,626)
PACCAR, Inc.	(90)	(5,654)
Parker Hannifin Corp.	(45)	(5,658)
		(39,516)
Media – (3.9%)
CBS Corp., Class B	(90)	(5,593)
Comcast Corp., Class A	(105)	(5,636)
DIRECTV*	(66)	(5,611)
DISH Network Corp., Class A*	(86)	(5,597)
Liberty Global plc*	(133)	(5,627)
Time Warner, Inc.	(80)	(5,620)
Twenty-First Century Fox, Inc., Class A	(160)	(5,624)
Viacom, Inc., Class B	(65)	(5,637)
Walt Disney Co./The	(66)	(5,659)
		(50,604)
Metals & Mining – (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	(155)	(5,658)
Multiline Retail – (0.4%)
Target Corp.	(97)	(5,621)
Multi-Utilities – (1.8%)
Dominion Resources, Inc.	(79)	(5,650)
PG&E Corp.	(117)	(5,619)
Public Service Enterprise Group, Inc.	(138)	(5,629)
Sempra Energy	(54)	(5,654)
		(22,552)
Oil, Gas & Consumable Fuels – (5.3%)
Anadarko Petroleum Corp.	(51)	(5,583)
Apache Corp.	(56)	(5,635)
Chevron Corp.	(43)	(5,614)
ConocoPhillips	(66)	(5,658)
EOG Resources, Inc.	(48)	(5,609)
Exxon Mobil Corp.	(56)	(5,638)
Hess Corp.	(57)	(5,637)
Kinder Morgan, Inc.	(155)	(5,620)
Occidental Petroleum Corp.	(55)	(5,645)
Phillips 66	(70)	(5,630)
Valero Energy Corp.	(112)	(5,611)
Williams Cos., Inc./The	(97)	(5,646)
		(67,526)

	Number of Shares	Value
Paper & Forest Products – (0.4%)
International Paper Co.	(112)	$(5,653)
Personal Products – (0.4%)
Estee Lauder Cos., Inc./The, Class A	(76)	(5,644)
Pharmaceuticals – (3.5%)
AbbVie, Inc.	(100)	(5,644)
Actavis plc*	(25)	(5,576)
Allergan, Inc.	(33)	(5,584)
Bristol-Myers Squibb Co.	(116)	(5,627)
Eli Lilly & Co.	(90)	(5,595)
Johnson & Johnson	(54)	(5,650)
Merck & Co., Inc.	(97)	(5,612)
Pfizer, Inc.	(190)	(5,639)
		(44,927)
Real Estate Investment Trusts (REITs) – (3.1%)
American Tower Corp.	(63)	(5,669)
Equity Residential	(90)	(5,670)
General Growth Properties, Inc.	(240)	(5,654)
Prologis, Inc.	(137)	(5,629)
Public Storage	(33)	(5,655)
Simon Property Group, Inc.	(34)	(5,653)
Ventas, Inc.	(88)	(5,641)
		(39,571)
Road & Rail – (1.3%)
CSX Corp.	(183)	(5,638)
Norfolk Southern Corp.	(55)	(5,667)
Union Pacific Corp.	(56)	(5,586)
		(16,891)
Semiconductors & Semiconductor Equipment – (1.3%)
Applied Materials, Inc.	(249)	(5,615)
Intel Corp.	(182)	(5,624)
Texas Instruments, Inc.	(118)	(5,639)
		(16,878)
Software – (2.6%)
Adobe Systems, Inc.*	(78)	(5,644)
Intuit, Inc.	(70)	(5,637)
Microsoft Corp.	(135)	(5,629)
Oracle Corp.	(139)	(5,634)
salesforce.com, Inc.*	(97)	(5,634)
VMware, Inc., Class A*	(58)	(5,615)
		(33,793)
Specialty Retail – (1.3%)
Home Depot, Inc./The	(69)	(5,586)
Lowe's Cos., Inc.	(117)	(5,615)
TJX Cos., Inc./The	(106)	(5,634)
		(16,835)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Size Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (1.3%)
Apple, Inc.	(60)	$(5,576)
EMC Corp.	(214)	(5,637)
Hewlett-Packard Co.	(167)	(5,624)
		(16,837)
Textiles, Apparel & Luxury Goods – (0.9%)
NIKE, Inc., Class B	(73)	(5,661)
VF Corp.	(89)	(5,607)
		(11,268)
Tobacco – (1.8%)
Altria Group, Inc.	(134)	(5,620)
Lorillard, Inc.	(92)	(5,609)
Philip Morris International, Inc.	(67)	(5,649)
Reynolds American, Inc.	(93)	(5,613)
		(22,491)
Trading Companies & Distributors – (0.4%)
W.W. Grainger, Inc.	(22)	(5,594)

	Number of Shares	Value
Total Securities Sold Short (Proceeds Received $885,381)		$(1,126,558)
Other assets less liabilities — 100.2%		1,285,548
Net Assets — 100.0%		$1,283,572
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2014, the aggregate amount held in a segregated account was $811,187.

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,141
Aggregate gross unrealized depreciation	(320,560)
Net unrealized depreciation	$(154,419)
Federal income tax cost of investments	$152,443

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
134,271 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(3))	$25,148	—		$25,148
(131,800) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(3))	(0.10)%	(23,568)	$10,000	(4)	(13,568)
					$1,580			$11,580
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Common Stocks Held Long – 88.8%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.(a)	224	$29,998
General Dynamics Corp.	259	30,186
L-3 Communications Holdings, Inc.(a)	245	29,584
Raytheon Co.(a)	322	29,705
TransDigm Group, Inc.	182	30,441
		149,914
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.(a)	469	29,918
United Parcel Service, Inc., Class B	294	30,182
		60,100
Auto Components – 0.4%
Visteon Corp.*	308	29,879
Banks – 2.7%
BB&T Corp.(a)	763	30,085
Cullen/Frost Bankers, Inc.(a)	378	30,021
M&T Bank Corp.(a)	238	29,524
Prosperity Bancshares, Inc.(a)	476	29,798
Signature Bank*	238	30,031
SVB Financial Group*	259	30,204
		179,663
Beverages – 0.5%
PepsiCo, Inc.(a)	336	30,018
Chemicals – 2.2%
Albemarle Corp.(a)	420	30,030
FMC Corp.(a)	420	29,900
Monsanto Co.(a)	238	29,688
Praxair, Inc.(a)	224	29,756
Sigma-Aldrich Corp.	294	29,835
		149,209
Commercial Services & Supplies – 2.7%
Cintas Corp.(a)	476	30,245
Clean Harbors, Inc.(a)*	469	30,133
Covanta Holding Corp.(a)	1,449	29,864
Republic Services, Inc.(a)	791	30,034
Stericycle, Inc.*	252	29,842
Waste Management, Inc.	672	30,059
		180,177
Communications Equipment – 1.3%
Motorola Solutions, Inc.(a)	448	29,823
QUALCOMM, Inc.(a)	378	29,938
Riverbed Technology, Inc.*	1,456	30,037
		89,798
Construction & Engineering – 0.5%
URS Corp.	658	30,169
Consumer Finance – 0.5%
Portfolio Recovery Associates, Inc.(a)*	504	30,003

	Number of Shares	Value
Containers & Packaging – 1.3%
Bemis Co., Inc.(a)	735	$29,885
Crown Holdings, Inc.(a)*	602	29,956
Silgan Holdings, Inc.	588	29,882
		89,723
Diversified Consumer Services – 0.5%
Graham Holdings Co., Class B(a)	42	30,161
Diversified Financial Services – 0.4%
CME Group, Inc.(a)	420	29,799
Diversified Telecommunication Services – 0.4%
AT&T, Inc.	847	29,950
Electric Utilities – 3.1%
Edison International(a)	518	30,101
Entergy Corp.(a)	364	29,881
Exelon Corp.(a)	819	29,877
ITC Holdings Corp.(a)	819	29,877
OGE Energy Corp.(a)	770	30,091
PPL Corp.(a)	847	30,094
Southern Co./The	658	29,860
		209,781
Electrical Equipment – 0.9%
Babcock & Wilcox Co./The	924	29,993
Sensata Technologies Holding N.V.*	644	30,126
		60,119
Electronic Equipment, Instruments & Components – 2.2%
Cognex Corp.(a)*	784	30,106
Dolby Laboratories, Inc., Class A(a)*	693	29,938
FLIR Systems, Inc.(a)	868	30,146
Jabil Circuit, Inc.(a)	1,435	29,991
Zebra Technologies Corp., Class A*	364	29,964
		150,145
Food & Staples Retailing – 1.3%
Rite Aid Corp.(a)*	4,179	29,963
Safeway, Inc.	875	30,048
Sysco Corp.	798	29,885
		89,896
Food Products – 3.1%
Bunge Ltd.(a)	399	30,180
ConAgra Foods, Inc.(a)	1,008	29,917
General Mills, Inc.(a)	567	29,790
JM Smucker Co./The	280	29,840
Kellogg Co.(a)	455	29,894
Keurig Green Mountain, Inc.(a)	238	29,657
Tyson Foods, Inc., Class A	805	30,220
		209,498
Health Care Equipment & Supplies – 1.3%
IDEXX Laboratories, Inc.(a)*	224	29,920

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Intuitive Surgical, Inc.(a)*	70	$28,826
Sirona Dental Systems, Inc.*	364	30,015
		88,761
Health Care Providers & Services – 5.8%
Aetna, Inc.(a)	371	30,081
Cardinal Health, Inc.(a)	434	29,755
Centene Corp.(a)*	399	30,169
Cigna Corp.(a)	329	30,258
Express Scripts Holding Co.(a)*	434	30,089
Health Net, Inc.(a)*	721	29,950
Humana, Inc.(a)	238	30,397
Laboratory Corp. of America Holdings(a)*	294	30,106
Omnicare, Inc.(a)	448	29,823
Quest Diagnostics, Inc.(a)	511	29,991
UnitedHealth Group, Inc.	364	29,757
WellCare Health Plans, Inc.*	399	29,789
WellPoint, Inc.	280	30,131
		390,296
Hotels, Restaurants & Leisure – 0.9%
Brinker International, Inc.	616	29,968
McDonald's Corp.(a)	301	30,323
		60,291
Household Products – 1.8%
Church & Dwight Co., Inc.(a)	427	29,869
Clorox Co./The(a)	329	30,071
Kimberly-Clark Corp.(a)	266	29,584
Procter & Gamble Co./The(a)	378	29,707
		119,231
Industrial Conglomerates – 0.4%
Roper Industries, Inc.(a)	203	29,640
Insurance – 4.0%
Allied World Assurance Co. Holdings AG(a)	791	30,074
Arch Capital Group Ltd.(a)*	518	29,754
Axis Capital Holdings Ltd.(a)	672	29,756
Everest Re Group Ltd.(a)	189	30,333
First American Financial Corp.	1,071	29,763
PartnerRe Ltd.(a)	273	29,814
RenaissanceRe Holdings Ltd.(a)	280	29,960
Validus Holdings Ltd.	784	29,980
White Mountains Insurance Group Ltd.	49	29,814
		269,248
Internet Software & Services – 1.8%
eBay, Inc.*	602	30,136
Facebook, Inc., Class A(a)*	448	30,146
LinkedIn Corp., Class A(a)*	175	30,007
Rackspace Hosting, Inc.(a)*	889	29,924
		120,213

	Number of Shares	Value
IT Services – 2.7%
Amdocs Ltd.(a)	644	$29,837
Gartner, Inc.(a)*	427	30,112
Global Payments, Inc.(a)	413	30,087
International Business Machines Corp.(a)	168	30,453
Jack Henry & Associates, Inc.(a)	504	29,953
MAXIMUS, Inc.(a)	700	30,114
		180,556
Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)*	168	29,995
PerkinElmer, Inc.(a)	644	30,165
		60,160
Machinery – 1.3%
Caterpillar, Inc.(a)	273	29,667
Deere & Co.(a)	329	29,791
Stanley Black & Decker, Inc.	343	30,122
		89,580
Media – 2.2%
Charter Communications, Inc., Class A(a)*	189	29,934
Live Nation Entertainment, Inc.(a)*	1,225	30,245
Regal Entertainment Group, Class A	1,428	30,131
Scripps Networks Interactive, Inc., Class A	371	30,103
Sinclair Broadcast Group, Inc., Class A(a)	868	30,163
		150,576
Metals & Mining – 1.8%
Alcoa, Inc.(a)	2,023	30,122
Compass Minerals International, Inc.	315	30,158
Newmont Mining Corp.(a)	1,183	30,096
Royal Gold, Inc.(a)	399	30,372
		120,748
Multiline Retail – 0.4%
Kohl's Corp.(a)	567	29,870
Multi-Utilities – 0.9%
PG&E Corp.(a)	623	29,916
Public Service Enterprise Group, Inc.(a)	735	29,981
		59,897
Oil, Gas & Consumable Fuels – 6.7%
Apache Corp.(a)	301	30,287
Cabot Oil & Gas Corp.(a)	882	30,111
Chesapeake Energy Corp.(a)	966	30,023
ConocoPhillips(a)	350	30,005
Denbury Resources, Inc.	1,624	29,979
EQT Corp.(a)	280	29,932
Gulfport Energy Corp.(a)*	476	29,893
Kinder Morgan, Inc.(a)	826	29,951
ONEOK, Inc.(a)	441	30,023
Range Resources Corp.(a)	350	30,433

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Southwestern Energy Co.*	665	$30,251
Spectra Energy Corp.	707	30,033
Teekay Corp.	483	30,067
Ultra Petroleum Corp.*	1,015	30,135
World Fuel Services Corp.(a)	616	30,326
		451,449
Pharmaceuticals – 1.3%
Mallinckrodt plc*	371	29,687
Merck & Co., Inc.(a)	518	29,966
Questcor Pharmaceuticals, Inc.	322	29,782
		89,435
Professional Services – 0.4%
Nielsen N.V.(a)	616	29,821
Real Estate Investment Trusts (REITs) – 9.8%
American Capital Agency Corp.(a)	1,288	30,152
American Realty Capital Properties, Inc.	2,401	30,084
Annaly Capital Management, Inc.(a)	2,639	30,164
AvalonBay Communities, Inc.(a)	210	29,860
Chimera Investment Corp.(a)	9,457	30,168
CommonWealth REIT(a)	1,141	30,031
Equity Residential(a)	476	29,988
HCP, Inc.	728	30,125
Health Care REIT, Inc.(a)	476	29,831
Home Properties, Inc.(a)	469	29,997
MFA Financial, Inc.(a)	3,668	30,114
Mid-America Apartment Communities, Inc.(a)	413	30,170
National Retail Properties, Inc.	812	30,198
Post Properties, Inc.(a)	560	29,938
Realty Income Corp.	679	30,161
Retail Properties of America, Inc., Class A(a)	1,953	30,037
Senior Housing Properties Trust	1,239	30,095
Spirit Realty Capital, Inc.	2,646	30,059
Starwood Property Trust, Inc.	1,267	30,117
Taubman Centers, Inc.	399	30,248
Two Harbors Investment Corp.	2,863	30,004
Ventas, Inc.	469	30,063
		661,604
Road & Rail – 1.3%
Landstar System, Inc.	469	30,016
Old Dominion Freight Line, Inc.(a)*	469	29,866
Union Pacific Corp.	301	30,025
		89,907
Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.(a)	973	30,066
Micron Technology, Inc.(a)*	910	29,984
ON Semiconductor Corp.*	3,297	30,135
RF Micro Devices, Inc.(a)*	3,150	30,208

	Number of Shares	Value
Skyworks Solutions, Inc.	644	$30,242
		150,635
Software – 3.1%
Aspen Technology, Inc.(a)*	651	30,206
Electronic Arts, Inc.(a)*	840	30,131
FactSet Research Systems, Inc.(a)	252	30,310
Intuit, Inc.(a)	371	29,877
Microsoft Corp.(a)	721	30,066
Nuance Communications, Inc.(a)*	1,596	29,957
Symantec Corp.	1,309	29,976
		210,523
Specialty Retail – 4.5%
Ascena Retail Group, Inc.(a)*	1,764	30,164
AutoZone, Inc.(a)*	56	30,029
Dick's Sporting Goods, Inc.(a)	644	29,985
DSW, Inc., Class A(a)	1,078	30,119
GNC Holdings, Inc., Class A(a)	882	30,076
O'Reilly Automotive, Inc.(a)*	203	30,572
PetSmart, Inc.(a)	497	29,720
Sally Beauty Holdings, Inc.*	1,197	30,021
Staples, Inc.	2,758	29,897
Williams-Sonoma, Inc.	420	30,148
		300,731
Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.(a)	322	29,923
Hewlett-Packard Co.(a)	889	29,942
NetApp, Inc.(a)	819	29,910
		89,775
Textiles, Apparel & Luxury Goods – 2.2%
Carter's, Inc.(a)	434	29,916
Coach, Inc.(a)	875	29,916
Michael Kors Holdings Ltd.(a)*	336	29,786
Steven Madden Ltd.*	875	30,013
Under Armour, Inc., Class A*	504	29,983
		149,614
Thrifts & Mortgage Finance – 0.4%
People's United Financial, Inc.(a)	1,974	29,946
Trading Companies & Distributors – 1.3%
GATX Corp.(a)	448	29,989
MRC Global, Inc.(a)*	1,057	29,902
MSC Industrial Direct Co., Inc., Class A(a)	315	30,127
		90,018
Water Utilities – 0.5%
American Water Works Co., Inc.	609	30,115
Wireless Telecommunication Services – 0.5%
SBA Communications Corp., Class A(a)*	294	30,076
Total Common Stocks Held Long
(Cost $5,910,194)		6,000,718

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Securities Sold Short – (88.9%)
Aerospace & Defense – (2.2%)
Curtiss-Wright Corp.	(462)	$(30,289)
Esterline Technologies Corp.*	(259)	(29,816)
Hexcel Corp.*	(735)	(30,062)
Spirit AeroSystems Holdings, Inc., Class A*	(896)	(30,195)
Textron, Inc.	(784)	(30,019)
		(150,381)
Airlines – (0.9%)
Alaska Air Group, Inc.	(315)	(29,941)
United Continental Holdings, Inc.*	(728)	(29,899)
		(59,840)
Auto Components – (1.8%)
Gentex Corp.	(1,036)	(30,137)
Johnson Controls, Inc.	(602)	(30,058)
Tenneco, Inc.*	(455)	(29,893)
TRW Automotive Holdings Corp.*	(336)	(30,079)
		(120,167)
Automobiles – (0.5%)
General Motors Co.	(833)	(30,238)
Banks – (0.4%)
Citigroup, Inc.	(637)	(30,003)
Beverages – (0.5%)
Monster Beverage Corp.*	(427)	(30,330)
Biotechnology – (5.3%)
Alexion Pharmaceuticals, Inc.*	(189)	(29,531)
Alkermes plc*	(595)	(29,946)
Alnylam Pharmaceuticals, Inc.*	(476)	(30,069)
Biogen Idec, Inc.*	(98)	(30,900)
BioMarin Pharmaceutical, Inc.*	(483)	(30,048)
Gilead Sciences, Inc.*	(364)	(30,179)
Incyte Corp. Ltd.*	(532)	(30,026)
Isis Pharmaceuticals, Inc.*	(861)	(29,662)
Pharmacyclics, Inc.*	(336)	(30,143)
Regeneron Pharmaceuticals, Inc.*	(105)	(29,659)
Seattle Genetics, Inc.*	(777)	(29,720)
United Therapeutics Corp.*	(336)	(29,733)
		(359,616)
Building Products – (1.3%)
Masco Corp.	(1,351)	(29,992)
Owens Corning	(777)	(30,055)
USG Corp.*	(994)	(29,949)
		(89,996)
Capital Markets – (6.2%)
Affiliated Managers Group, Inc.*	(147)	(30,194)
Ameriprise Financial, Inc.	(252)	(30,240)
BlackRock, Inc.	(91)	(29,084)

	Number of Shares	Value
Charles Schwab Corp./The	(1,113)	$(29,973)
Eaton Vance Corp.	(798)	(30,157)
Federated Investors, Inc., Class B	(973)	(30,085)
Financial Engines, Inc.	(658)	(29,794)
Franklin Resources, Inc.	(518)	(29,961)
Goldman Sachs Group, Inc./The	(182)	(30,474)
Legg Mason, Inc.	(588)	(30,170)
Morgan Stanley	(931)	(30,099)
T. Rowe Price Group, Inc.	(357)	(30,134)
TD Ameritrade Holding Corp.	(959)	(30,065)
Waddell & Reed Financial, Inc., Class A	(483)	(30,231)
		(420,661)
Chemicals – (3.1%)
Air Products & Chemicals, Inc.	(231)	(29,711)
Axiall Corp.	(637)	(30,111)
Eastman Chemical Co.	(343)	(29,961)
Huntsman Corp.	(1,071)	(30,095)
PPG Industries, Inc.	(140)	(29,421)
Rockwood Holdings, Inc.	(392)	(29,788)
Valspar Corp./The	(392)	(29,867)
		(208,954)
Commercial Services & Supplies – (0.9%)
ADT Corp./The	(861)	(30,083)
Iron Mountain, Inc.	(847)	(30,026)
		(60,109)
Communications Equipment – (1.3%)
Ciena Corp.*	(1,386)	(30,021)
JDS Uniphase Corp.*	(2,422)	(30,202)
Palo Alto Networks, Inc.*	(357)	(29,935)
		(90,158)
Construction & Engineering – (1.3%)
AECOM Technology Corp.*	(938)	(30,204)
Chicago Bridge & Iron Co. N.V.	(441)	(30,076)
Fluor Corp.	(392)	(30,145)
		(90,425)
Construction Materials – (0.4%)
Eagle Materials, Inc.	(315)	(29,698)
Containers & Packaging – (0.9%)
Packaging Corp. of America	(420)	(30,026)
Sealed Air Corp.	(875)	(29,899)
		(59,925)
Diversified Consumer Services – (0.9%)
Apollo Education Group, Inc.*	(959)	(29,969)
H&R Block, Inc.	(896)	(30,034)
		(60,003)
Diversified Financial Services – (0.9%)
Moody's Corp.	(343)	(30,067)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
Voya Financial, Inc.	(826)	$(30,017)
		(60,084)
Diversified Telecommunication Services – (0.9%)
Level 3 Communications, Inc.*	(679)	(29,815)
Windstream Holdings, Inc.	(3,010)	(29,979)
		(59,794)
Electric Utilities – (0.9%)
Great Plains Energy, Inc.	(1,113)	(29,906)
IDACORP, Inc.	(518)	(29,956)
		(59,862)
Electrical Equipment – (1.3%)
Acuity Brands, Inc.	(217)	(30,000)
EnerSys	(434)	(29,855)
Generac Holdings, Inc.*	(616)	(30,024)
		(89,879)
Electronic Equipment, Instruments & Components – (1.3%)
Belden, Inc.	(385)	(30,092)
Corning, Inc.	(1,365)	(29,962)
Trimble Navigation Ltd.*	(812)	(30,003)
		(90,057)
Energy Equipment & Services – (3.1%)
Exterran Holdings, Inc.	(672)	(30,233)
Helix Energy Solutions Group, Inc.*	(1,141)	(30,020)
Noble Corp. plc	(896)	(30,070)
Oceaneering International, Inc.	(385)	(30,080)
Superior Energy Services, Inc.	(833)	(30,104)
Tidewater, Inc.	(532)	(29,872)
Weatherford International plc*	(1,309)	(30,107)
		(210,486)
Food & Staples Retailing – (0.5%)
United Natural Foods, Inc.*	(462)	(30,076)
Gas Utilities – (0.4%)
UGI Corp.	(595)	(30,047)
Health Care Equipment & Supplies – (1.8%)
Abbott Laboratories	(735)	(30,061)
Align Technology, Inc.*	(539)	(30,206)
Hill-Rom Holdings, Inc.	(721)	(29,929)
St Jude Medical, Inc.	(434)	(30,054)
		(120,250)
Health Care Providers & Services – (0.9%)
Brookdale Senior Living, Inc.*	(896)	(29,872)
VCA, Inc.*	(854)	(29,967)
		(59,839)
Health Care Technology – (0.9%)
athenahealth, Inc.*	(238)	(29,781)
Medidata Solutions, Inc.*	(707)	(30,267)
		(60,048)

	Number of Shares	Value
Hotels, Restaurants & Leisure – (3.6%)
Hyatt Hotels Corp., Class A*	(490)	$(29,880)
International Game Technology	(1,890)	(30,070)
Las Vegas Sands Corp.	(392)	(29,878)
MGM Resorts International*	(1,134)	(29,938)
Norwegian Cruise Line Holdings Ltd.*	(945)	(29,957)
Royal Caribbean Cruises Ltd.	(539)	(29,968)
Six Flags Entertainment Corp.	(707)	(30,083)
Starwood Hotels & Resorts Worldwide, Inc.	(371)	(29,984)
		(239,758)
Household Durables – (2.2%)
D.R. Horton, Inc.	(1,225)	(30,110)
Mohawk Industries, Inc.*	(217)	(30,020)
PulteGroup, Inc.	(1,491)	(30,059)
Toll Brothers, Inc.*	(819)	(30,221)
Whirlpool Corp.	(217)	(30,211)
		(150,621)
Independent Power and Renewable Electricity Producers – (0.9%)
AES Corp./The	(1,932)	(30,043)
NRG Energy, Inc.	(805)	(29,946)
		(59,989)
Insurance – (5.8%)
Aon plc	(336)	(30,270)
Assured Guaranty Ltd.	(1,225)	(30,012)
CNO Financial Group, Inc.	(1,687)	(30,028)
Genworth Financial, Inc., Class A*	(1,729)	(30,085)
Hartford Financial Services Group, Inc./The	(840)	(30,080)
Lincoln National Corp.	(581)	(29,887)
MBIA, Inc.*	(2,730)	(30,139)
MetLife, Inc.	(539)	(29,947)
Old Republic International Corp.	(1,820)	(30,103)
Principal Financial Group, Inc.	(595)	(30,036)
Prudential Financial, Inc.	(336)	(29,827)
StanCorp Financial Group, Inc.	(469)	(30,016)
Unum Group	(861)	(29,928)
		(390,358)
Internet & Catalog Retail – (2.3%)
Amazon.com, Inc.*	(91)	(29,555)
Liberty Interactive Corp., Class A*	(1,029)	(30,211)
Liberty Ventures*	(406)	(29,963)
Priceline Group, Inc./The*	(28)	(33,684)
TripAdvisor, Inc.*	(280)	(30,425)
		(153,838)
Internet Software & Services – (0.9%)
CoStar Group, Inc.*	(189)	(29,894)
Pandora Media, Inc.*	(1,015)	(29,943)
		(59,837)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
IT Services – (2.2%)
CoreLogic, Inc.*	(994)	$(30,178)
MasterCard, Inc., Class A	(406)	(29,829)
Teradata Corp.*	(749)	(30,110)
Visa, Inc., Class A	(140)	(29,499)
WEX, Inc.*	(287)	(30,126)
		(149,742)
Leisure Products – (0.9%)
Brunswick Corp.	(714)	(30,081)
Polaris Industries, Inc.	(231)	(30,085)
		(60,166)
Machinery – (4.0%)
Cummins, Inc.	(196)	(30,241)
Ingersoll-Rand plc	(483)	(30,192)
ITT Corp.	(623)	(29,966)
Middleby Corp./The*	(364)	(30,110)
Navistar International Corp.*	(798)	(29,909)
Nordson Corp.	(378)	(30,312)
Pentair plc	(413)	(29,785)
Terex Corp.	(728)	(29,921)
WABCO Holdings, Inc.*	(280)	(29,910)
		(270,346)
Media – (0.4%)
CBS Corp., Class B	(483)	(30,014)
Metals & Mining – (1.3%)
Allegheny Technologies, Inc.	(665)	(29,991)
Freeport-McMoRan Copper & Gold, Inc.	(826)	(30,149)
Worthington Industries, Inc.	(693)	(29,827)
		(89,967)
Multiline Retail – (0.4%)
J.C. Penney Co., Inc.*	(3,311)	(29,965)
Multi-Utilities – (1.3%)
Integrys Energy Group, Inc.	(420)	(29,875)
NiSource, Inc.	(763)	(30,016)
Vectren Corp.	(707)	(30,047)
		(89,938)
Oil, Gas & Consumable Fuels – (3.6%)
Cheniere Energy, Inc.*	(420)	(30,114)
Newfield Exploration Co.*	(679)	(30,012)
Oasis Petroleum, Inc.*	(539)	(30,125)
Pioneer Natural Resources Co.	(133)	(30,565)
Rosetta Resources, Inc.*	(546)	(29,948)
SemGroup Corp., Class A	(378)	(29,805)
Tesoro Corp.	(511)	(29,980)
Western Refining, Inc.	(798)	(29,965)
		(240,514)
Paper & Forest Products – (0.5%)
Louisiana-Pacific Corp.*	(2,002)	(30,070)

	Number of Shares	Value
Personal Products – (1.3%)
Avon Products, Inc.	(2,051)	$(29,965)
Herbalife Ltd.	(462)	(29,817)
Nu Skin Enterprises, Inc., Class A	(406)	(30,028)
		(89,810)
Pharmaceuticals – (0.4%)
AbbVie, Inc.	(532)	(30,026)
Professional Services – (0.9%)
Dun & Bradstreet Corp./The	(273)	(30,085)
Manpowergroup, Inc.	(357)	(30,291)
		(60,376)
Real Estate Investment Trusts (REITs) – (2.2%)
Duke Realty Corp.	(1,659)	(30,127)
Host Hotels & Resorts, Inc.	(1,365)	(30,044)
LaSalle Hotel Properties	(847)	(29,891)
Plum Creek Timber Co., Inc.	(665)	(29,991)
Sunstone Hotel Investors, Inc.	(2,016)	(30,099)
		(150,152)
Real Estate Management & Development – (0.9%)
CBRE Group, Inc., Class A*	(938)	(30,054)
Forest City Enterprises, Inc., Class A*	(1,512)	(30,043)
		(60,097)
Road & Rail – (1.8%)
Avis Budget Group, Inc.*	(504)	(30,084)
Hertz Global Holdings, Inc.*	(1,071)	(30,020)
Kansas City Southern	(280)	(30,103)
Ryder System, Inc.	(343)	(30,215)
		(120,422)
Semiconductors & Semiconductor Equipment – (2.2%)
Advanced Micro Devices, Inc.*	(7,161)	(30,004)
Atmel Corp.*	(3,213)	(30,106)
Cree, Inc.*	(602)	(30,070)
First Solar, Inc.*	(420)	(29,845)
SunEdison, Inc.*	(1,323)	(29,900)
		(149,925)
Software – (3.6%)
CommVault Systems, Inc.*	(609)	(29,945)
Concur Technologies, Inc.*	(322)	(30,056)
NetSuite, Inc.*	(350)	(30,408)
Qlik Technologies, Inc.*	(1,330)	(30,085)
Red Hat, Inc.*	(546)	(30,177)
Splunk, Inc.*	(546)	(30,210)
SS&C Technologies Holdings, Inc.*	(679)	(30,025)
Workday, Inc., Class A*	(336)	(30,193)
		(241,099)
Specialty Retail – (1.8%)
Abercrombie & Fitch Co., Class A	(693)	(29,972)

See accompanying notes to the financial statements.

FQF Trust
QuantShares U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
June 30, 2014

	Number of Shares	Value
American Eagle Outfitters, Inc.	(2,674)	$(30,002)
Cabela's, Inc.*	(483)	(30,139)
Lumber Liquidators Holdings, Inc.*	(392)	(29,773)
		(119,886)
Technology Hardware, Storage & Peripherals – (0.4%)
SanDisk Corp.	(287)	(29,971)
Textiles, Apparel & Luxury Goods – (0.9%)
Kate Spade & Co.*	(791)	(30,169)
Lululemon Athletica, Inc.*	(742)	(30,036)
		(60,205)
Thrifts & Mortgage Finance – (0.4%)
MGIC Investment Corp.*	(3,248)	(30,012)
Trading Companies & Distributors – (0.5%)
United Rentals, Inc.*	(287)	(30,057)
Water Utilities – (0.5%)
Aqua America, Inc.	(1,148)	(30,101)

	Number of Shares	Value
Total Securities Sold Short (Proceeds Received $5,983,731)		$(6,008,188)
Other assets less liabilities — 100.1%		6,763,106
Net Assets — 100.0%		$6,755,636
*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At June 30, 2014, the aggregate amount held in a segregated account was $4,830,269.

As of June 30, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(428,284)
Net unrealized appreciation	$(428,284)
Federal income tax cost of investments	$420,814

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)(1)	Cash Collateral (Received) Pledged		Net Amount(2)
709,768 USD	10/05/2015	Morgan Stanley	0.60%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(3))	$53,455	—		$53,455
(736,862) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(3))	(0.10)%	(16,937)	$20,000	(4)	3,063
					$36,518			$56,518
(1)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(2)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(3)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to “Principal Investment Strategies” in the Fund’s Prospectus for additional information about the Fund’s Target Index.
(4)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements”. Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
June 30, 2014

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
ASSETS
Investments in securities, at value(1)	$1,093,907	$2,480,185	$1,124,582	$6,000,718
Cash	168,957	219,078	168,783	486,687
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	20,000
Segregated cash balance with broker for securities sold short (Note 2)	1,095,935	2,686,158	1,107,941	2,723,376
Unrealized appreciation on swap agreements	23,634	33,173	25,148	53,455
Receivables:
Securities sold	387,892	366,092	109,035	5,418,851
Dividends and interest	648	3,131	1,584	5,827
Investment adviser (Note 4)	37,021	36,954	36,932	34,295
Prepaid expenses	2,791	2,791	2,791	2,791
Total Assets	2,810,785	5,827,562	2,586,796	14,746,000
LIABILITIES
Securities sold short, at value(2)	1,101,795	2,509,635	1,126,558	6,008,188
Unrealized depreciation on swap agreements	20,127	18,073	23,568	16,937
Payables:
Securities purchased	374,677	409,022	81,003	1,884,718
Trustees fees (Note 7)	937	937	938	937
Dividends on securities sold short	1,983	1,263	1,411	3,346
Accrued expenses and other liabilities	68,166	73,719	69,746	76,238
Total Liabilities	1,567,685	3,012,649	1,303,224	7,990,364
Net Assets	$1,243,100	$2,814,913	$1,283,572	$6,755,636
NET ASSETS CONSIST OF:
Paid-in capital	$1,410,862	$3,731,319	$2,445,255	$13,072,209
Accumulated undistributed net investment income (loss)	(21,299)	(8,000)	(13,466)	(12,313)
Accumulated undistributed net realized gain (loss)	(319,104)	(964,282)	(1,106,770)	(6,406,845)
Net unrealized appreciation (depreciation) on:
Investments	174,226	151,276	198,150	90,524
Securities sold short	(5,092)	(110,500)	(241,177)	(24,457)
Swap agreements	3,507	15,100	1,580	36,518
Net Assets	$1,243,100	$2,814,913	$1,283,572	$6,755,636
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	50,001	100,000	50,001	350,001
Net Asset Value	$24.86	$28.15	$25.67	$19.30
(1)Investments in securities, at cost	$ 919,681	$ 2,328,909	$ 926,432	$5,910,194
(2)Securities sold short, proceeds	1,096,703	2,399,135	885,381	5,983,731

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Year Ended June 30, 2014

	QuantShares U.S. Market Neutral Momentum Fund	QuantShares U.S. Market Neutral Value Fund	QuantShares U.S. Market Neutral Size Fund	QuantShares U.S. Market Neutral Anti-Beta Fund
INVESTMENT INCOME
Dividend income	$11,900	$26,584	$19,921	$69,403
Special dividends	—	581	1,063	1,725
Interest income	6	10	2	24
Foreign withholding tax on dividends	(6)	—	—	(73)
Total Investment Income	11,900	27,175	20,986	71,079
EXPENSES
Dividends on securities sold short	24,048	15,324	28,480	41,925
Special dividends on securities sold short	—	1,672	—	—
Interest on securities sold short	3,167	5,053	3,546	17,593
Investment management fees (Note 4)	6,260	7,211	7,934	23,103
Professional fees	64,364	65,470	64,364	65,470
Custody fees	28,386	28,400	28,411	28,639
Index fees	15,937	15,937	15,937	15,937
CCO fees	20,251	20,251	20,251	20,251
Treasurer fees	15,765	15,765	15,765	15,765
Listing fees	5,000	5,000	5,000	5,000
Accounting fees	31,059	31,072	31,137	31,440
Trustees fees (Note 7)	3,702	3,702	3,702	3,702
Administration fees (Note 5)	54,073	54,089	54,167	54,530
Other fees	9,162	9,163	9,163	9,163
Total Expenses before Adjustments	281,174	278,109	287,857	332,518
Less: waivers and/or reimbursements by Adviser (Note 4)	(233,737)	(233,032)	(230,617)	(225,722)
Less: other fees waived (Note 6)	(1,575)	(1,575)	(1,575)	(1,575)
Total Expenses after Adjustments	45,862	43,502	55,665	105,221
Net Investment Income (Loss)	(33,962)	(16,327)	(34,679)	(34,142)
NET REALIZED GAIN (LOSS) ON:
Investments in securities	217,449	118,765	222,695	430,553
In-kind redemptions of investments	—	181,747	378,828	1,419,972
Securities sold short	(214,812)	(269,260)	(682,099)	(2,752,424)
Swap agreements	22,952	35,095	52,034	(49,588)
Net Realized Gain (Loss)	25,589	66,347	(28,542)	(951,487)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	78,752	56,809	(135,364)	(770,973)
Securities sold short	(8,477)	(26,550)	290,877	1,105,193
Swap agreements	(15,233)	(25,260)	(44,145)	(14,277)
Net Change in Unrealized Appreciation (Depreciation)	55,042	4,999	111,368	319,943
Net Realized and Unrealized Gain (Loss)	80,631	71,346	82,826	(631,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,669	$55,019	$48,147	$(665,686)

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2014

	QuantShares U.S. Market Neutral Momentum Fund		QuantShares U.S. Market Neutral Value Fund
	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013
OPERATIONS
Net investment income (loss)	$(33,962)	$(46,611)	$(16,327)	$(24,926)
Net realized gain (loss)	25,589	485,068	66,347	353,575
Net change in unrealized appreciation (depreciation)	55,042	(544,976)	4,999	282,675
Net Increase (Decrease) in Net Assets Resulting from Operations	46,669	(106,519)	55,019	611,324
DISTRIBUTIONS
Net realized gain	—	—	—	(180,536)
Total Distributions	—	—	—	(180,536)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	2,741,744	1,208,101
Cost of shares redeemed	—	(3,767,123)	(1,324,475)	(7,596,859)
Net Increase (Decrease) from Capital Transactions	—	(3,767,123)	1,417,269	(6,388,758)
Total Increase (Decrease) in Net Assets	46,669	(3,873,642)	1,472,288	(5,957,970)
NET ASSETS
Beginning of period	$1,196,431	$5,070,073	$1,342,625	$7,300,595
End of Period	$1,243,100	$1,196,431	$2,814,913	$1,342,625
Accumulated undistributed net investment income (loss) included in end of period net assets	$(21,299)	$(17,726)	$(8,000)	$(20,675)
SHARE TRANSACTIONS
Beginning of period	50,001	200,001	50,000	304,000
Shares issued in-kind (Note 9)	—	—	100,000	50,000
Shares redeemed	—	—	—	(4,000)
Shares redeemed in-kind (Note 9)	—	(150,000)	(50,000)	(300,000)
Shares Outstanding, End of Period	50,001	50,001	100,000	50,000

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets
June 30, 2014

	QuantShares U.S. Market Neutral Size Fund		QuantShares U.S. Market Neutral Anti-Beta Fund
	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2014	Year Ended June 30, 2013
OPERATIONS
Net investment income (loss)	$(34,679)	$(94,554)	$(34,142)	$(41,158)
Net realized gain (loss)	(28,542)	233,138	(951,487)	(2,273,668)
Net change in unrealized appreciation (depreciation)	111,368	(37,204)	319,943	(779,701)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,147	101,380	(665,686)	(3,094,527)
DISTRIBUTIONS
Net realized gain	—	—	—	(1,288)
Total Distributions	—	—	—	(1,288)
CAPITAL TRANSACTIONS
Proceeds from shares issued	—	—	8,705,765	22,930,552
Cost of shares redeemed	(2,580,969)	(2,505,332)	(16,041,605)	(14,583,907)
Net Increase (Decrease) from Capital Transactions	(2,580,969)	(2,505,332)	(7,335,840)	8,346,645
Total Increase (Decrease) in Net Assets	(2,532,822)	(2,403,952)	(8,001,526)	5,250,830
NET ASSETS
Beginning of period	$3,816,394	$6,220,346	$14,757,162	$9,506,332
End of Period	$1,283,572	$3,816,394	$6,755,636	$14,757,162
Accumulated undistributed net investment income (loss) included in end of period net assets	$(13,466)	$(67,698)	$(12,313)	$(40,291)
SHARE TRANSACTIONS
Beginning of period	150,001	250,001	700,001	400,001
Shares issued in-kind (Note 9)	—	—	450,000	950,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind (Note 9)	(100,000)	(100,000)	(800,000)	(650,000)
Shares Outstanding, End of Period	50,001	150,001	350,001	700,001

See accompanying notes to the financial statements.

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FQF Trust

Financial Highlights for a share outstanding throughout the period

		PER SHARE OPERATING PERFORMANCE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)		Net realized and unrealized gain (loss)		Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions		Net asset value, end of period
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2014	$23.93	$(0.68)		$1.61		$0.93	$—	$—		$—	$—		$24.86
Year ended June 30, 2013	25.35	(0.43	)(8)	(0.99)		(1.42)	—	—		—	—		23.93
For the period 09/06/11* – 06/30/12	25.00	(0.28)		1.25		0.97	—	(0.61)		(0.01)	(0.62)		25.35
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2014	26.85	(0.31	)(9)	1.61		1.30	—	—		—	—		28.15
Year ended June 30, 2013	24.02	(0.14	)(10)	3.68		3.54	—	(0.71)		—	(0.71)		26.85
For the period 09/12/11* – 06/30/12	25.00	(0.09)		(0.31)		(0.40)	—	(0.58)		—	(0.58)		24.02
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2014	25.44	(0.56	)(11)	0.79		0.23	—	—		—	—		25.67
Year ended June 30, 2013	24.88	(0.47)		1.03		0.56	—	—		—	—		25.44
For the period 09/06/11* – 06/30/12	25.00	(0.40)		0.46		0.06	—	(0.18)		—	(0.18)		24.88
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2014	21.08	(0.15	)(12)	(1.63)		(1.78)	—	—		—	—		19.30
Year ended June 30, 2013	23.77	(0.05	)(13)	(2.64)		(2.69)	—	—	(14)	—	—	(14)	21.08
For the period 09/12/11* – 06/30/12	25.00	0.02		(0.83	)(15)	(0.81)	(0.02)	(0.40)		—	(0.42)		23.77
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.38) and the net investment income ratio would have been (1.50)%.
(9)	Reflects a special dividend paid out during the period by the Fund's holdings. Had the Fund not incurred the related expense, the net investment income (loss) per share would have been $(0.29) and the net investment income ratio would have been (1.06)%.
(10)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.18) and the net investment income ratio would have been (0.72)%.
(11)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.58) and the net investment income ratio would have been (2.25)%.
(12)	Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.15) and the net investment income ratio would have been (0.78)%.
(13)	Reflects a special dividend paid out during the period by one of the Fund's short positions. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $(0.01) and the net investment income ratio would have been (0.07)%.
(14)	Per share amount is less than $0.01.
(15)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)						Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)		Net investment income (loss), before waivers	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
QuantShares U.S. Market Neutral Momentum Fund
Year ended June 30, 2014	1.49%	3.66%	22.47%	(2.71)%		(21.52)%	3.89%	5.60%	168%	351%	$1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70	)(8)	(7.04)	(5.60)	(7.28)	211	417	1,196
For the period 09/06/11* – 06/30/12	0.99	2.65	5.40	(1.42)		(4.17)	4.04	4.28	196	372	5,070
QuantShares U.S. Market Neutral Value Fund
Year ended June 30, 2014	1.49	3.02	19.32	(1.13	)(9)	(17.43)	4.84	4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55	)(10)	(3.28)	15.09	15.13	116	263	1,343
For the period 09/12/11* – 06/30/12	0.99	2.46	4.80	(0.46)		(2.81)	(1.70)	(1.70)	88	184	7,301
QuantShares U.S. Market Neutral Size Fund
Year ended June 30, 2014	1.49	3.51	18.14	(2.19	)(11)	(16.82)	0.90	0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)		(4.42)	2.25	2.25	101	153	3,816
For the period 09/06/11* – 06/30/12	0.99	3.30	5.26	(1.94)		(3.90)	0.28	0.28	90	312	6,220
QuantShares U.S. Market Neutral Anti-Beta Fund
Year ended June 30, 2014	0.99	2.28	7.20	(0.74	)(12)	(5.66)	(8.44)	(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22	)(13)	(0.74)	(11.31)	(11.30)	113	363	14,757
For the period 09/12/11* – 06/30/12	0.99	2.22	4.74	0.11		(2.41)	(3.21)	(3.13)	68	207	9,506

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
June 30, 2014

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”), which is a Dow Jones U.S. Thematic Market Neutral Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Such valuations would

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day, where such securities are of the highest credit quality. Amortized cost shall not be used if its use would be inappropriate due to credit or other impairments of the issuer. Securities valued using amortized cost would typically be categorized as Level 2 in the fair value hierarchy described below.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

The following is a summary of the valuations as of June 30, 2014, for each Fund based upon the three levels defined above:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Other Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,093,907	$23,634	$—	$1,117,541
Liabilities:	(1,101,795)	(20,127)	—	(1,121,922)
Totals:	$(7,888)	$3,507	$—	$(4,381)
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,480,185	$33,173	$—	$2,513,358
Liabilities:	(2,509,635)	(18,073)	—	(2,527,708)
Totals:	$(29,450)	$15,100	$—	$(14,350)
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,124,582	$25,148	$—	$1,149,730
Liabilities:	(1,126,558)	(23,568)	—	(1,150,126)
Totals:	$(1,976)	$1,580	$—	$(396)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$6,000,718	$53,455	$—	$6,054,173
Liabilities:	(6,008,188)	(16,937)	—	(6,025,125)
Totals:	$(7,470)	$36,518	$—	$29,048
*	The tables above are based on market values or unrealized appreciation/ (depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the year ended June 30, 2014, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the year ending June 30, 2014, based on the valuation input Levels assigned to securities on June 30, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the year ended June 30, 2014.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the year ended June 30, 2014:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$136,490	$(130,266)
QuantShares U.S. Market Neutral Value Fund	163,058	(156,504)
QuantShares U.S. Market Neutral Size Fund	183,693	(181,154)
QuantShares U.S. Market Neutral Anti-Beta Fund	580,223	(584,168)

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Value of Derivative Instruments as of June 30, 2014
	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location	Assets Value	Liabilities Value
Fund
	Swap Agreements	Statements of Assets and Liabilities
QuantShares U.S. Market Neutral Momentum Fund			$23,634	$20,127
QuantShares U.S. Market Neutral Value Fund			33,173	18,073
QuantShares U.S. Market Neutral Size Fund			25,148	23,568
QuantShares U.S. Market Neutral Anti-Beta Fund			53,455	16,937

The Effect of Derivative Instruments on the Statements of Operations as of June 30, 2014
Fund	Derivatives Not Accounted for as Hedging Instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap Agreements
QuantShares U.S. Market Neutral Momentum Fund		$22,952	$(15,233)
QuantShares U.S. Market Neutral Value Fund		35,095	(25,260)
QuantShares U.S. Market Neutral Size Fund		52,034	(44,145)
QuantShares U.S. Market Neutral Anti-Beta Fund		(49,588)	(14,277)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

As of June 30, 2014, management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Net capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of the distributions paid for the tax years ended June 30, 2014 and 2013, were as follows:

Fund	Year Ended June 30, 2014				Year Ended June 30, 2013
	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$—	$—	$—	$—	$—	$—
QuantShares U.S. Market Neutral Value Fund	—	—	—	—	180,192	344	—	180,536
QuantShares U.S. Market Neutral Size Fund	—	—	—	—	—	—	—	—
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	—	—	—	1,288	—	1,288

At June 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*
QuantShares U.S. Market Neutral Momentum Fund	$—	$—	$(312,558)	$170,397
QuantShares U.S. Market Neutral Value Fund	—	—	(801,154)	(93,402)
QuantShares U.S. Market Neutral Size Fund	—	—	(1,000,822)	(152,839)
QuantShares U.S. Market Neutral Anti-Beta Fund	—	—	(5,879,790)	(391,766)
*	The differences between the book and tax basis unrealized appreciation (depreciation) is attributable to tax deferral of losses on wash sales.

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

Permanent differences, primarily due to gain (loss) on in-kind redemptions and nondeductible expenses resulted in the following reclassifications, as of June 30, 2014 among the Funds’ components of net assets:

Fund	Accumulated undistributed net investment income (loss)	Accumulated net realized gain (loss) on investments	Paid in capital
QuantShares U.S. Market Neutral Momentum Fund	$30,389	$590	$(30,979)
QuantShares U.S. Market Neutral Value Fund	29,002	(181,757)	152,755
QuantShares U.S. Market Neutral Size Fund	88,911	(377,190)	288,279
QuantShares U.S. Market Neutral Anti-Beta Fund	62,120	(1,410,731)	1,348,611

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry on expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of June 30, 2014, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on July 1, 2014:

Fund	Ordinary Late Year Deferrals	Post-October Capital Losses	Total
QuantShares U.S. Market Neutral Momentum Fund	$21,299	$—	$21,299
QuantShares U.S. Market Neutral Value Fund	8,000	—	8,000
QuantShares U.S. Market Neutral Size Fund	13,466	—	13,466
QuantShares U.S. Market Neutral Anti-Beta Fund	12,313	—	12,313

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until October 31, 2014 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes,

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) of each Fund are limited to 1.49% of average daily net assets. This undertaking can only be changed with the approval of the Board of Trustees. In addition, the Adviser has voluntarily determined to waive fees and/or reimburse expenses until further notice to the extent necessary to prevent the Operating Expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund from exceeding 0.99% of average daily net assets. This voluntary waiver and/or reimbursement may be discontinued at any time.

For the year ended June 30, 2014, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
QuantShares U.S. Market Neutral Momentum Fund	$6,260	$227,477
QuantShares U.S. Market Neutral Value Fund	7,211	225,821
QuantShares U.S. Market Neutral Size Fund	7,934	222,683
QuantShares U.S. Market Neutral Anti-Beta Fund	23,103	202,619

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limited of 1.49% of average daily net assets. In the case of QuantShares U.S. Market Neutral Anti-Beta Fund, so long as the voluntary Operating Expense limitation of 0.99% remains in effect, repayment would be further limited to that level. Any such repayment must be made within three years from the date the expense was borne by the Adviser. For the year ended June 30, 2014, none of the Funds repaid expenses to the Adviser. As of June 30, 2014, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,			Total Eligible for Recoupment
Fund	2015	2016	2017
QuantShares U.S. Market Neutral Momentum Fund	$97,960	$143,780	$233,737	$475,477
QuantShares U.S. Market Neutral Value Fund	99,543	120,748	233,032	453,323
QuantShares U.S. Market Neutral Size Fund	110,408	124,126	230,617	465,151
QuantShares U.S. Market Neutral Anti-Beta Fund	95,567	47,474	202,606	345,647

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS has agreed to temporarily waive a portion of its fees until further notice. Neither FCS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Trustees Fees

The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board with such amount paid pro rata on a quarterly basis. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings.

8. Issuance and Redemption of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

9. Investment Transactions

For the year ended June 30, 2014, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
QuantShares U.S. Market Neutral Momentum Fund	$1,885,727	$2,053,828	$2,162,683	$1,856,597
QuantShares U.S. Market Neutral Value Fund	1,113,357	2,870,456	1,460,166	3,881,823
QuantShares U.S. Market Neutral Size Fund	807,613	3,168,622	1,244,558	475,210
QuantShares U.S. Market Neutral Anti-Beta Fund	4,606,413	21,631,287	6,388,767	12,739,915

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

10. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at market value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the year ended June 30, 2014, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
QuantShares U.S. Market Neutral Momentum Fund	$—	$—
QuantShares U.S. Market Neutral Value Fund	1,256,811	181,747
QuantShares U.S. Market Neutral Size Fund	2,327,210	378,828
QuantShares U.S. Market Neutral Anti-Beta Fund	14,446,346	1,419,972

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the year ended June 30, 2014, the value of the securities received for subscriptions were as follows:

Fund	Value
QuantShares U.S. Market Neutral Value Fund	$2,524,287
QuantShares U.S. Market Neutral Anti-Beta Fund	7,892,976

11. Principal Risks

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns.

12. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13. Significant Matter

The June 30, 2013 financial statements of the Funds had contained a going concern footnote related to significant redemptions from certain of the Funds which resulted in a significant reduction in the net assets of the Trust. Since the issuance of the Funds’ June 30, 2013 financial statements, the Funds’ Advisor has obtained additional working capital, arranged for a letter of credit to cover the Funds' estimated net

FQF Trust
Notes to Financial Statements (continued)
June 30, 2014

waivers/reimbursements, and entered into new sub-advisory arrangements with third parties which will allow for its continued operations and payment of future obligations under its fee waiver and expense limitation agreement with the Trust.

14. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust

Report of Independent Registered Accounting Firm

To the Board of Trustees and Shareholders of FQF Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statement of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of each of the portfolios comprising FQF Trust (the “Funds”) at June 30, 2014, the results of their operations for the year then ended, the changes in their net assets for the two years in the period then ended and financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on this financial statement based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2014 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 21, 2014

FQF Trust

Expense Examples (Unaudited)
June 30, 2014

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2014.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended June 30, 2014.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust

Expense Examples (Unaudited)
June 30, 2014

	Beginning Account Value 01/01/14	Ending Account Value 06/30/14	Expenses Paid During the Period*	Annualized Expense Ratio During Period
QuantShares U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$966.60	$17.80	3.65%
Hypothetical	$1,000.00	$1,006.69	$18.16	3.65%
QuantShares U.S. Market Neutral Value Fund
Actual	$1,000.00	$1,020.70	$14.58	2.91%
Hypothetical	$1,000.00	$1,010.36	$14.51	2.91%
QuantShares U.S. Market Neutral Size Fund
Actual	$1,000.00	$1,005.50	$17.20	3.46%
Hypothetical	$1,000.00	$1,007.64	$17.22	3.46%
QuantShares U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,004.20	$11.98	2.41%
Hypothetical	$1,000.00	$1,012.84	$12.03	2.41%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 181 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust

Board Approval of Investment Advisory Agreement (Unaudited)

At a meeting held on February 12, 2014, the Board of Trustees (“Board”) of FQF Trust (“Trust”), including the Trustees who are not “interested persons” of the Trust or FFCM, LLC (“Adviser”) (including its affiliates) (such Trustees, the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement (“Agreement”) for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund (the “Funds”).

Nature, Quality and Extent of Service

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed materials furnished by the Adviser and met with senior representatives of the Adviser regarding their personnel and operations. The Board considered the following factors, among others, in connection with its renewal of the Agreement: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of each Fund; (3) the costs of the services provided; (4) the extent to which economies of scale might be realized as each Fund grows; (5) whether fee levels reflect any such potential economies of scale, if any, for the benefit of investors in each Fund; and (6) any other benefits derived by the Adviser from its relationship with the Fund. The Board also considered the materials that they routinely receive at quarterly meetings relating to the nature, extent and quality of the Adviser’s services, including information concerning each Fund’s performance.

With respect to the nature, extent and quality of the services provided, the Board considered the portfolio management and other personnel of the Adviser who perform services for each Fund. Among other things, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management team in managing market neutral strategies and the management of each Fund’s investments in accordance with the Fund’s stated investment objectives and policies. The Board also considered the Adviser’s compliance program, including its policies and procedures regarding brokerage and trade allocation.

The Board discussed with the Adviser the adequacy of the Adviser’s resources, including the Adviser’s ability to provide high-quality investment advisory services to the Funds. The Board noted that the Adviser had contractually agreed to limit each Fund’s expenses under an Expense Limitation Agreement at 1.49% of each Fund’s average daily net assets. The Board also noted that the Adviser was voluntarily limiting expenses of the QuantShares U.S. Market Neutral Anti-Beta Fund to 0.99% of that Fund’s average daily net assets. The Board discussed with the Adviser its ability to maintain these expense limitations. In this context, the Board considered the additional financing transactions in which the Adviser is engaged and the revenue stream that the Adviser anticipates from the business opportunities it is pursuing. In this context, the Board considered the Adviser’s representation that it reasonably expects to be able to meet its obligations under the Funds’ Expense Limitation Agreements.

Fees and Expenses – Investment Performance of the Funds

With respect to the performance of each Fund, the Board considered each Fund’s performance for various periods. In this regard, among other things, the Board considered each Fund’s total returns compared to the total returns of a group of funds historically identified by the Adviser as comparable (collectively, the Fund’s “peer group”). The Board observed that, based on this metric, certain peer group funds appeared to outperform the Funds. The Board acknowledged, however, the Adviser’s explanation that such funds do not employ the same type of market neutral strategies as the Funds, but rather they may employ sector strategies or other strategies that benefit from market beta. The Board considered the impact of such differences on performance results and noted the Adviser’s representation that the Funds had very few, if any, direct competitors.

Because the Funds are index-based funds, the Board considered the quality of each Fund’s target index and each Fund’s tracking error to such index. Among other things, the Board considered the portfolio turnover rate of the Funds and the target indexes. The Board also considered the Adviser’s representation that the target indexes work as the Adviser believes market neutral indexes should and that the Adviser is pleased with the quality of the target indexes. The Board further considered the Funds’ minimal tracking error relative to their

FQF Trust

Board Approval of Investment Advisory Agreement (Unaudited)

target indexes, and the Adviser’s representation that each Fund’s tracking error was well within the requirements of the SEC exemptive order on which the Adviser and Funds rely.

Costs of Services and Profits

With respect to the overall fairness of the Agreement, the Board considered the fee structure of the Agreement for each Fund and any fall-out benefits likely to accrue to the Adviser or its affiliates as a result of their relationship with the Funds. In this regard, the Board considered information in the Board materials concerning the Adviser’s intended usage of soft dollars and reviewed a comparison of each Fund’s management fee and overall expense ratio to its peer group. The Board considered the Adviser’s representation that fees charged to separate accounts and private funds that pursue market neutral strategies are generally much higher and can include performance fees of 20% in addition to advisory fees of 2%. The Board also considered the contractual expense limitation, as described above, agreed to by the Adviser for all of the Funds and the additional voluntary expense limitation agreed to by the Adviser for one of the Funds. The Board also considered additional information provided by the Adviser regarding the cost of its services and profitability under the Agreement.

Economies of Scale

The Board discussed any anticipated economies of scale in relation to the services the Adviser provides to each Fund. In this regard, the Board considered the Adviser’s representation that, since the Funds’ inception, the Adviser had routinely incurred losses in connection with managing and supporting the Funds. Based on this and other information, including financial information provided by the Adviser, the Board determined that it was too soon to properly evaluate potential economies of scale.

Other Benefits

Based on their review and all of the relevant facts and circumstances, the Trustees concluded that the Funds and their shareholders could benefit from the Adviser’s continued management of the Funds. In reaching their conclusion, the Trustees considered that the Adviser’s financial condition is improving, including as a result of the refinancing transaction in which the Adviser is engaged and the business opportunities likely to generate additional revenue for the Adviser in the near term; that the Adviser could be expected to continue to provide a high level of service to each Fund; that each Fund’s fee structure appeared to be reasonable given the nature, extent and quality of services provided by the Adviser under the Agreement; and that the benefits accruing to the Adviser (and its affiliates), by virtue of their relationship with the Funds, were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund under the Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to different factors. In approving the Agreement, the Board concluded that its terms are fair and reasonable and that approval of the Agreement is in the best interests of each Fund and its shareholders. Thus, after reviewing a memorandum from Trust counsel discussing the legal standards applicable to the Board’s consideration of the Agreement, and after the Independent Trustees met privately with their counsel, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant, and that the advisory fee was reasonable for each Fund.

FQF Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.quant-shares.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Trust’s website at www.quant-shares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Federal Tax Information

For the fiscal year ended June 30, 2014, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%. The Funds intend to designate the maximum amount allowable of ordinarily income distributions or the maximum allowable treated as qualified dividends. Complete information will be reported in conjunction with your 2014 Form 1099-DIV.

FQF Trust

Trustees and Officers of the Trust (Unaudited)

Trustees

Name, Address*, Age	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Age: 69	Trustee	Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Principal, Dover Consulting LLC (2008 to Present).	4	None
Joseph A. Franco Age: 55	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	4	None
Richard S. Robie III Age: 53	Trustee	Since 2011	Consultant, Advent International (August 2010 to present) (private equity firm).	4	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Age: 42	Trustee Vice President	Since 2010 Since 2011	Chief Financial Officer, Adviser (April 2010 to present); Portfolio Manager, ICC Capital (since June 2014) Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	4	None
*	Each Independent Trustee may be contacted by writing to the Independent Trustee of FQF Trust, c/o Stacy L Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-1600.
**	Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling (617) 292-9801 (collect).

FQF Trust

Trustees and Officers of the Trust (Unaudited)

Officers

Name, Address, Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
William C. Cox Three Canal Plaza Suite 100 Portland, ME 04101 Age: 48	Principal Financial Officer and Treasurer	Since 2013	Director, Principal Financial Officer, Foreside Management Services LLC (April 2013 to present); Department Head Vice President, Fund Administration, State Street Corporation (1997 to 2012).*
William H. DeRoche c/o FQF Trust, 60 State Street, Suite 727, Boston, MA 02109 Age: 51	President, Principal Executive Officer and Chief Executive Officer	Since 2012	President and Chief Operating Officer, Adviser (October 2012 to present); Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).

Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Age: 52	Chief Compliance Officer	Since 2011	Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*
*	Mr. Cox and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

FQF Trust

60 State Street
7th Floor, Suite 727
Boston, MA 02109
www.quant-shares.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code Of Ethics.

As of the end of the period, June 30, 2014, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Peter A. Ambrosini is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Peter A. Ambrosini is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for FQF Trust by PricewaterhouseCoopers LLP (“PwC”) for the years ended June 30, 2013 and June 30, 2014 were:

	2013	2014
Audit Fees (a)	$51,000	$51,000
Audit Related Fees (b)	0	0
Tax Fees (c)	27,880	27,880
All Other Fees (d)	0	0
Total:	$78,880	$78,880

(b)	Audit Fees: These fees relate to professional services rendered by PwC for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b)	Audit Related Fees: These fees relate to assurance and related services by PwC related to audit services in connection with June 30, 2013 and June 30, 2014 annual financial statements.

(c)	Tax Fees: These fees relate to professional services rendered by PwC for tax compliance, tax advice and tax planning.

(d)	All Other Fees: These fees relate to products and services provided by PwC other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)

Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common con https://twitter.com/LinkeviciusL?original_referer=http%3A%2F%2Fwww.interpretermag.com%2

Fukraine-liveblog-day-186-russian-aid-convoy-enters-ukraine%2F&tw_i=502845958229852162&tw_p=tweetembedntrol with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(e)(2)	0% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees: Not Applicable.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended June 30, 2013 and June 30, 2014: $27,880 and $27,880, respectively.

(h)	The Registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not Applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
August 27, 2014

By:	/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
August 27, 2014